Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
September 30, 2025
VTMI-NPRT3-1125
1.9887333.107
Common Stocks - 98.0%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	2,271	48,009
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	4,822	415,753
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	3,784	43,365
Liberty Global Ltd Class C (b)	3,152	37,036

TOTAL BELGIUM		80,401
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	1,242	10,159
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,076	273,229
TOTAL BERMUDA		283,388
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	2,043	11,972
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	552	27,904
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	4,093	443,517
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	5,907	145,962
Hut 8 Corp (United States) (b)(c)	2,042	71,082
		217,044
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)	1,046	17,887
TOTAL CANADA		718,324
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	3,891	15,836
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,189	9,013
Paper & Forest Products - 0.0%
Mercer International Inc	886	2,551
TOTAL GERMANY		11,564
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	10,060	16,700
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	555	15,762
IRELAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	757	8,986
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	777	7,583
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	327	20,614
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	13,851	3,415,657
TOTAL IRELAND		3,452,840
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	2,189	30,909
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	2,876	83,979
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	888	49,772
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	1,087	63,448
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	5,592	1,273,466
TOTAL NETHERLANDS		1,336,914
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	406	7,247
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	301	2,495
Liberty Latin America Ltd Class C (b)	3,236	27,312
		29,807
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,551	78,300
Ofg Bancorp	1,042	45,317
Popular Inc	1,518	192,801
		316,418
Financial Services - 0.0%
EVERTEC Inc	1,412	47,697
TOTAL FINANCIALS		364,115

TOTAL PUERTO RICO		393,922
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,169	47,508
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,574	194,389
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	2,022	36,578
TOTAL SWEDEN		230,967
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	2,500	34,050
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	1,896	122,880
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	6,564	1,440,995
TOTAL SWITZERLAND		1,597,925
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	331	7,656
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	794	289,508
TOTAL THAILAND		297,164
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	3,912	993,648
Soho House & Co Inc Class A (b)	834	7,381
		1,001,029
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	9,274	365,859
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	563	7,826
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	9,479	666,658
TOTAL UNITED KINGDOM		2,041,372
UNITED STATES - 97.3%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	388	8,329
AST SpaceMobile Inc Class A (b)(c)	4,234	207,805
AT&T Inc	159,241	4,496,966
Atn International Inc	209	3,128
Bandwidth Inc Class A (b)	574	9,569
Cogent Communications Holdings Inc	970	37,200
Frontier Communications Parent Inc (b)	4,934	184,285
Globalstar Inc (b)	1,125	40,939
IDT Corp Class B	454	23,749
Iridium Communications Inc	2,355	41,118
Lumen Technologies Inc (b)	22,602	138,324
Shenandoah Telecommunications Co	992	13,313
Uniti Group Inc (b)	3,256	19,927
Verizon Communications Inc	93,298	4,100,447
		9,325,099
Entertainment - 1.6%
AMC Entertainment Holdings Inc Class A (b)(c)	9,410	27,289
Atlanta Braves Holdings Inc Class A (b)(c)	189	8,594
Atlanta Braves Holdings Inc Class C (b)	859	35,726
Cinemark Holdings Inc	2,244	62,877
Electronic Arts Inc	5,050	1,018,585
Eventbrite Inc Class A (b)	1,601	4,034
Liberty Media Corp-Liberty Formula One Class A (b)	616	58,655
Liberty Media Corp-Liberty Formula One Class C (b)	4,868	508,463
Liberty Media Corp-Liberty Live Class A (b)	306	28,856
Liberty Media Corp-Liberty Live Class C (b)	1,141	110,643
Live Nation Entertainment Inc (b)	3,489	570,103
Madison Square Garden Entertainment Corp Class A (b)	883	39,947
Madison Square Garden Sports Corp Class A (b)	368	83,536
Marcus Corp/The	533	8,267
Netflix Inc (b)	9,417	11,290,230
ROBLOX Corp Class A (b)	12,270	1,699,640
Roku Inc Class A (b)	2,870	287,373
Sphere Entertainment Co Class A (b)(c)	602	37,396
Starz Entertainment Corp	271	3,991
Take-Two Interactive Software Inc (b)	3,753	969,625
TKO Group Holdings Inc Class A	1,487	300,315
Vivid Seats Inc Class A (b)	92	1,528
Walt Disney Co/The	39,777	4,554,467
Warner Bros Discovery Inc (b)	49,838	973,336
Warner Music Group Corp Class A	3,227	109,912
		22,793,388
Interactive Media & Services - 6.5%
Alphabet Inc Class A	128,818	31,315,656
Alphabet Inc Class C	103,848	25,292,180
Angi Inc Class A (b)	913	14,845
Bumble Inc Class A (b)	1,691	10,298
Cargurus Inc Class A (b)	1,867	69,508
Cars.com Inc (b)	1,276	15,593
EverQuote Inc Class A (b)	610	13,951
fuboTV Inc (b)(c)	7,520	31,208
IAC Inc Class A (b)	1,443	49,163
Match Group Inc	5,432	191,858
MediaAlpha Inc Class A (b)	777	8,842
Meta Platforms Inc Class A	48,041	35,280,350
Nextdoor Holdings Inc Class A (b)	5,100	10,659
Pinterest Inc Class A (b)	13,152	423,100
QuinStreet Inc (b)	1,333	20,622
Reddit Inc Class A (b)	2,437	560,486
Rumble Inc Class A (b)(c)	2,278	16,493
Shutterstock Inc	567	11,822
Snap Inc Class A (b)	23,572	181,740
Teads Holding Co (b)(c)	843	1,390
TripAdvisor Inc Class A	2,662	43,284
Trump Media & Technology Group Corp (b)(c)	2,033	33,382
Vimeo Inc Class A (b)	3,542	27,451
Yelp Inc Class A (b)	1,421	44,335
Ziff Davis Inc (b)	928	35,357
ZipRecruiter Inc Class A (b)	1,546	6,524
ZoomInfo Technologies Inc (b)	5,759	62,831
		93,772,928
Media - 0.5%
Altice USA Inc Class A (b)	5,724	13,795
AMC Networks Inc Class A (b)	710	5,850
Boston Omaha Corp (b)	451	5,899
Cable One Inc (c)	102	18,059
Cardlytics Inc (b)(c)	930	2,260
Charter Communications Inc Class A (b)	2,113	581,298
Clear Channel Outdoor Holdings Inc (b)	7,052	11,142
Comcast Corp Class A	82,379	2,588,349
DoubleVerify Holdings Inc (b)	2,929	35,089
EchoStar Corp Class A (b)(c)	2,974	227,095
EW Scripps Co/The Class A (b)	1,181	2,905
Fox Corp Class A	4,791	302,121
Fox Corp Class B	2,866	164,193
Gannett Co Inc (b)	2,758	11,391
Gray Media Inc	1,959	11,323
Ibotta Inc Class A (b)(c)	143	3,983
iHeartMedia Inc Class A (b)	2,343	6,724
Integral Ad Science Holding Corp (b)	1,691	17,197
Interpublic Group of Cos Inc/The	8,212	229,197
John Wiley & Sons Inc Class A	903	36,544
Liberty Broadband Corp Class A (b)	424	26,852
Liberty Broadband Corp Class C (b)	2,434	154,656
Magnite Inc (b)	2,769	60,309
National CineMedia Inc (c)	2,004	9,038
New York Times Co/The Class A	3,598	206,525
News Corp Class A	8,826	271,047
News Corp Class B (c)	1,995	68,927
Nexstar Media Group Inc	632	124,972
Omnicom Group Inc (c)	4,321	352,291
Paramount Skydance Corp Class B (c)	13,333	252,260
PubMatic Inc Class A (b)	916	7,584
Scholastic Corp	503	13,772
Sinclair Inc Class A (c)	875	13,213
Sirius XM Holdings Inc (c)	4,830	112,418
Stagwell Inc Class A (b)	2,391	13,461
TechTarget Inc (c)	513	2,981
TEGNA Inc	3,546	72,090
Thryv Holdings Inc (b)	955	11,517
Trade Desk Inc (The) Class A (b)	9,925	486,424
WideOpenWest Inc (b)(c)	1,144	5,903
		6,540,654
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc	298	14,903
Gogo Inc (b)(c)	1,259	10,815
NII Holdings Inc (b)(c)(d)	363	0
Spok Holdings Inc	452	7,797
T-Mobile US Inc	10,559	2,527,613
Telephone and Data Systems Inc	2,182	85,622
		2,646,750
TOTAL COMMUNICATION SERVICES		135,078,819

Consumer Discretionary - 10.2%
Automobile Components - 0.1%
Adient PLC (b)	1,927	46,402
American Axle & Manufacturing Holdings Inc (b)	2,665	16,017
BorgWarner Inc	4,872	214,173
Cooper-Standard Holdings Inc (b)	381	14,070
Dana Inc	2,823	56,573
Dorman Products Inc (b)	596	92,904
Fox Factory Holding Corp (b)	925	22,468
Gentex Corp	5,002	141,557
Gentherm Inc (b)	689	23,467
Goodyear Tire & Rubber Co/The (b)	6,320	47,274
LCI Industries	556	51,791
Lear Corp	1,175	118,217
Luminar Technologies Inc Class A (b)(c)	1,035	1,977
Modine Manufacturing Co (b)	1,168	166,043
Patrick Industries Inc	738	76,331
Phinia Inc	876	50,352
QuantumScape Corp Class A (b)(c)	9,455	116,486
Solid Power Inc (b)(c)	3,164	10,979
Standard Motor Products Inc	474	19,349
Stoneridge Inc (b)	495	3,772
Visteon Corp	602	72,156
XPEL Inc (b)(e)	513	16,965
		1,379,323
Automobiles - 2.1%
Ford Motor Co	86,435	1,033,763
General Motors Co	21,269	1,296,771
Harley-Davidson Inc	2,424	67,630
Lucid Group Inc (b)(c)	2,634	62,663
Rivian Automotive Inc Class A (b)(c)	18,205	267,249
Tesla Inc (b)	62,008	27,576,198
Thor Industries Inc (c)	1,187	123,080
Winnebago Industries Inc	625	20,899
		30,448,253
Broadline Retail - 3.3%
Amazon.com Inc (b)	209,074	45,906,378
Dillard's Inc Class A	66	40,556
eBay Inc	10,207	928,327
Etsy Inc (b)	2,320	154,025
Groupon Inc (b)	516	12,049
Kohl's Corp	2,443	37,549
Macy's Inc	6,119	109,714
Ollie's Bargain Outlet Holdings Inc (b)	1,363	175,009
Savers Value Village Inc (b)(c)	585	7,751
		47,371,358
Distributors - 0.1%
A-Mark Precious Metals Inc	421	10,891
Genuine Parts Co	3,070	425,503
LKQ Corp	5,728	174,933
Pool Corp	835	258,908
		870,235
Diversified Consumer Services - 0.1%
ADT Inc	8,542	74,401
Adtalem Global Education Inc (b)	790	122,016
American Public Education Inc (b)	432	17,051
Bright Horizons Family Solutions Inc (b)	1,276	138,535
Carriage Services Inc	274	12,204
Coursera Inc (b)	2,754	32,249
Duolingo Inc Class A (b)	870	280,001
European Wax Center Inc Class A (b)	725	2,893
Frontdoor Inc (b)	1,618	108,875
Graham Holdings Co Class B	76	89,476
Grand Canyon Education Inc (b)	623	136,761
H&R Block Inc	2,982	150,800
KinderCare Learning Cos Inc (b)	526	3,493
Laureate Education Inc (b)	2,915	91,939
Lincoln Educational Services Corp (b)	620	14,570
Matthews International Corp Class A (c)	702	17,045
Mister Car Wash Inc (b)(c)	2,099	11,188
Nerdy Inc Class A (b)(c)	1,972	2,484
Perdoceo Education Corp	1,345	50,653
Service Corp International/US	3,152	262,309
Strategic Education Inc	525	45,155
Stride Inc (b)	942	140,301
Udemy Inc (b)	2,028	14,216
Universal Technical Institute Inc (b)	937	30,499
		1,849,114
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (b)	1,309	14,491
Airbnb Inc Class A (b)	9,552	1,159,804
Aramark	5,808	223,027
Biglari Holdings Inc Class B (b)	14	4,531
BJ's Restaurants Inc (b)	478	14,593
Bloomin' Brands Inc	1,659	11,895
Booking Holdings Inc	720	3,887,475
Boyd Gaming Corp	1,360	117,572
Brinker International Inc (b)	989	125,287
Caesars Entertainment Inc (b)	4,567	123,423
Carnival Corp (b)	23,236	671,753
Cava Group Inc (b)	1,804	108,980
Cheesecake Factory Inc/The	1,011	55,241
Chipotle Mexican Grill Inc (b)	29,821	1,168,685
Choice Hotels International Inc (c)	491	52,493
Churchill Downs Inc	1,607	155,895
Cracker Barrel Old Country Store Inc (c)	500	22,030
Darden Restaurants Inc	2,589	492,842
Dave & Buster's Entertainment Inc (b)(c)	601	10,914
Denny's Corp (b)(c)	976	5,104
Dine Brands Global Inc (c)	357	8,825
Domino's Pizza Inc	756	326,373
DoorDash Inc Class A (b)	7,589	2,064,133
DraftKings Inc Class A (b)	10,995	411,213
Dutch Bros Inc Class A (b)	2,822	147,703
El Pollo Loco Holdings Inc (b)	479	4,646
Expedia Group Inc Class A	2,691	575,201
First Watch Restaurant Group Inc (b)	926	14,483
Global Business Travel Group I Class A (b)	1,819	14,698
Golden Entertainment Inc	442	10,422
Hilton Grand Vacations Inc (b)	1,301	54,395
Hilton Worldwide Holdings Inc	5,259	1,364,395
Hyatt Hotels Corp Class A (c)	933	132,421
Jack in the Box Inc (c)	399	7,888
Krispy Kreme Inc (c)	1,713	6,629
Kura Sushi USA Inc Class A (b)	123	7,307
Las Vegas Sands Corp	7,513	404,124
Life Time Group Holdings Inc (b)	2,714	74,906
Light & Wonder Inc Class A (b)	1,876	157,471
Lindblad Expeditions Holdings Inc (b)	766	9,805
Lucky Strike Entertainment Corp Class A (c)	539	5,519
Marriott International Inc/MD Class A1	5,030	1,310,013
Marriott Vacations Worldwide Corp	700	46,592
McDonald's Corp	15,818	4,806,933
MGM Resorts International (b)	4,591	159,124
Monarch Casino & Resort Inc	281	29,741
Norwegian Cruise Line Holdings Ltd (b)	9,886	243,492
Papa John's International Inc (c)	710	34,187
Penn Entertainment Inc (b)	3,216	61,940
Planet Fitness Inc Class A (b)	1,860	193,068
Portillo's Inc Class A (b)	1,278	8,243
Potbelly Corp (b)	596	10,156
Pursuit Attractions and Hospitality Inc (b)	484	17,511
Rci Hospitality Holdings Inc	195	5,949
Red Rock Resorts Inc Class A	1,088	66,433
Royal Caribbean Cruises Ltd	5,528	1,788,751
Rush Street Interactive Inc Class A (b)	1,969	40,325
Sabre Corp (b)	8,404	15,379
Serve Robotics Inc (b)(c)	579	6,734
Shake Shack Inc Class A (b)	884	82,751
Six Flags Entertainment Corp (b)	2,074	47,121
Starbucks Corp	25,147	2,127,437
Sweetgreen Inc Class A (b)(c)	2,279	18,186
Target Hospitality Corp (b)	680	5,766
Texas Roadhouse Inc	1,470	244,241
Travel + Leisure Co	1,464	87,093
United Parks & Resorts Inc (b)(c)	624	32,261
Vail Resorts Inc	821	122,797
Viking Holdings Ltd (b)	3,843	238,881
Wendy's Co/The (c)	3,508	32,133
Wingstop Inc (c)	621	156,293
Wyndham Hotels & Resorts Inc	1,713	136,869
Wynn Resorts Ltd	1,948	249,870
Xponential Fitness Inc Class A (b)	511	3,981
Yum! Brands Inc	6,149	934,648
		27,593,491
Household Durables - 0.4%
Beazer Homes USA Inc (b)	581	14,264
Cavco Industries Inc (b)	176	102,208
Century Communities Inc	594	37,642
Champion Homes Inc (b)	1,158	88,436
Cricut Inc Class A	1,157	7,278
DR Horton Inc	6,123	1,037,665
Dream Finders Homes Inc Class A (b)(c)	608	15,759
Ethan Allen Interiors Inc	522	15,378
Flexsteel Industries Inc	74	3,430
Garmin Ltd	3,408	839,118
Green Brick Partners Inc (b)	664	49,043
Helen of Troy Ltd (b)	510	12,852
Hovnanian Enterprises Inc Class A (b)	104	13,363
Installed Building Products Inc (c)	508	125,303
KB Home	1,576	100,297
La-Z-Boy Inc	903	30,991
Legacy Housing Corp (b)	230	6,327
Leggett & Platt Inc	2,953	26,223
Lennar Corp Class A	4,906	618,352
Lennar Corp Class B (c)	502	60,235
LGI Homes Inc (b)	452	23,373
Lovesac Co/The (b)	317	5,367
M/I Homes Inc (b)	603	87,097
Meritage Homes Corp	1,583	114,657
Mohawk Industries Inc (b)	1,153	148,645
Newell Brands Inc	9,232	48,376
NVR Inc (b)	65	522,253
PulteGroup Inc	4,442	586,921
SharkNinja Inc (b)	1,472	151,837
Smith Douglas Homes Corp Class A (b)(c)	181	3,196
Somnigroup International Inc	4,561	384,629
Sonos Inc (b)	2,639	41,696
Taylor Morrison Home Corp (b)	2,226	146,938
Toll Brothers Inc	2,194	303,079
TopBuild Corp (b)	629	245,851
Tri Pointe Homes Inc (b)	2,000	67,940
Whirlpool Corp (c)	1,221	95,971
		6,181,990
Leisure Products - 0.0%
Acushnet Holdings Corp (c)	599	47,016
Brunswick Corp/DE	1,449	91,635
Funko Inc Class A (b)	750	2,580
Hasbro Inc	2,916	221,179
JAKKS Pacific Inc	199	3,727
Johnson Outdoors Inc Class A	114	4,604
Latham Group Inc (b)	829	6,309
Malibu Boats Inc Class A (b)	404	13,110
MasterCraft Boat Holdings Inc (b)	301	6,459
Mattel Inc (b)	7,188	120,974
Peloton Interactive Inc Class A (b)	8,466	76,194
Polaris Inc	1,156	67,198
Smith & Wesson Brands Inc	1,056	10,380
Sturm Ruger & Co Inc	378	16,432
Topgolf Callaway Brands Corp (b)	3,124	29,678
YETI Holdings Inc (b)	1,818	60,321
		777,796
Specialty Retail - 1.9%
1-800-Flowers.com Inc Class A (b)(c)	501	2,305
Abercrombie & Fitch Co Class A (b)	1,047	89,571
Academy Sports & Outdoors Inc	1,487	74,380
Advance Auto Parts Inc (c)	1,311	80,495
America's Car-Mart Inc/TX (b)	163	4,761
American Eagle Outfitters Inc	3,540	60,569
Arhaus Inc Class A (b)	1,234	13,117
Arko Corp	1,643	7,509
Asbury Automotive Group Inc (b)	438	107,069
AutoNation Inc (b)	549	120,105
AutoZone Inc (b)	370	1,587,389
BARK Inc (b)	2,524	2,097
Barnes & Noble Education Inc (b)	364	3,622
Bath & Body Works Inc	4,737	122,025
Bed Bath & Beyond Inc (b)	1,108	10,847
Best Buy Co Inc	4,265	322,519
Boot Barn Holdings Inc (b)	682	113,021
Buckle Inc/The	664	38,950
Build-A-Bear Workshop Inc (c)	271	17,672
Burlington Stores Inc (b)	1,394	354,773
Caleres Inc	758	9,884
Camping World Holdings Inc Class A	1,342	21,190
CarMax Inc (b)	3,377	151,526
Carvana Co Class A (b)	2,749	1,037,033
Chewy Inc Class A (b)	4,862	196,668
Children's Place Inc/The (b)	364	2,260
Citi Trends Inc (b)	173	5,368
Designer Brands Inc Class A (c)	868	3,073
Dick's Sporting Goods Inc	1,250	277,775
EVgo Inc Class A (b)	2,759	13,050
Five Below Inc (b)	1,220	188,734
Floor & Decor Holdings Inc Class A (b)	2,389	176,069
GameStop Corp Class A (b)(c)	9,018	246,011
Gap Inc/The	4,880	104,383
Genesco Inc (b)	196	5,682
Group 1 Automotive Inc	281	122,940
Guess? Inc	597	9,976
Haverty Furniture Cos Inc	283	6,206
Home Depot Inc/The	21,987	8,908,914
J Jill Inc	150	2,573
Lands' End Inc (b)(c)	241	3,398
Leslie's Inc (b)	194	1,067
Lithia Motors Inc Class A	576	182,016
Lowe's Cos Inc	12,382	3,111,720
MarineMax Inc (b)	425	10,765
Monro Inc	619	11,123
Murphy USA Inc	399	154,916
National Vision Holdings Inc (b)	1,751	51,112
O'Reilly Automotive Inc (b)	18,913	2,039,011
ODP Corp/The (b)	682	18,994
OneWater Marine Inc Class A (b)(c)	322	5,100
Penske Automotive Group Inc	406	70,607
Petco Health & Wellness Co Inc Class A (b)	1,766	6,834
RealReal Inc/The (b)	2,184	23,216
Restoration Hardware Inc (b)	332	67,449
Revolve Group Inc Class A (b)	877	18,680
Ross Stores Inc	7,279	1,109,247
Sally Beauty Holdings Inc (b)	2,255	36,711
Shoe Carnival Inc (c)	387	8,046
Signet Jewelers Ltd	960	92,083
Sleep Number Corp (b)(c)	466	3,271
Sonic Automotive Inc Class A	314	23,892
Stitch Fix Inc Class A (b)	2,530	11,006
ThredUp Inc Class A (b)	2,153	20,346
TJX Cos Inc/The	24,691	3,568,837
Tractor Supply Co	11,741	667,711
Ulta Beauty Inc (b)	999	546,203
Upbound Group Inc	1,182	27,931
Urban Outfitters Inc (b)	1,239	88,502
Valvoline Inc (b)	2,836	101,841
Victoria's Secret & Co (b)(c)	1,769	48,011
Warby Parker Inc Class A (b)	2,063	56,898
Wayfair Inc Class A (b)	2,297	205,191
Williams-Sonoma Inc	2,723	532,210
Winmark Corp	64	31,857
Zumiez Inc (b)	354	6,942
		27,584,855
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (b)	2,570	51,194
Carter's Inc	786	22,181
Columbia Sportswear Co	712	37,238
Crocs Inc (b)	1,231	102,850
Deckers Outdoor Corp (b)	3,361	340,705
Figs Inc Class A (b)	2,676	17,902
G-III Apparel Group Ltd (b)	854	22,725
Hanesbrands Inc (b)	7,973	52,542
Kontoor Brands Inc	1,100	87,747
Lakeland Industries Inc (c)	178	2,633
Levi Strauss & Co Class A	2,142	49,909
Lululemon Athletica Inc (b)	2,448	435,573
Movado Group Inc	359	6,810
NIKE Inc Class B	26,084	1,818,837
Oxford Industries Inc	324	13,135
PVH Corp	1,055	88,377
Ralph Lauren Corp Class A	882	276,560
Steven Madden Ltd	1,591	53,267
Tapestry Inc	4,598	520,586
Under Armour Inc Class A (b)(c)	3,796	18,942
Under Armour Inc Class C (b)(c)	3,089	14,920
VF Corp	7,269	104,892
Wolverine World Wide Inc	1,773	48,651
		4,188,176
TOTAL CONSUMER DISCRETIONARY		148,244,591

Consumer Staples - 4.6%
Beverages - 0.9%
Boston Beer Co Inc/The Class A (b)	189	39,958
Brown-Forman Corp Class A	2,018	54,304
Brown-Forman Corp Class B (c)	3,244	87,848
Celsius Holdings Inc (b)	3,491	200,698
Coca-Cola Co/The	85,663	5,681,170
Coca-Cola Consolidated Inc	1,304	152,777
Constellation Brands Inc Class A	3,395	457,205
Keurig Dr Pepper Inc	30,068	767,035
MGP Ingredients Inc	273	6,603
Molson Coors Beverage Co Class B	3,803	172,086
Monster Beverage Corp (b)	15,539	1,045,930
National Beverage Corp (b)	516	19,050
PepsiCo Inc	30,333	4,259,967
Primo Brands Corp Class A	5,573	123,163
Vita Coco Co Inc/The (b)	876	37,204
		13,104,998
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	8,957	156,837
Andersons Inc/The	701	27,907
BJ's Wholesale Club Holdings Inc (b)	2,924	272,663
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	142	0
Casey's General Stores Inc	821	464,128
Chefs' Warehouse Inc/The (b)	780	45,497
Costco Wholesale Corp	9,816	9,085,984
Dollar General Corp	4,878	504,141
Dollar Tree Inc (b)	4,376	412,963
Grocery Outlet Holding Corp (b)	2,184	35,053
Guardian Pharmacy Services Inc Class A (b)	372	9,758
Ingles Markets Inc Class A	324	22,537
Kroger Co/The	13,566	914,484
Maplebear Inc (b)(c)	3,653	134,284
Natural Grocers by Vitamin Cottage Inc	225	9,000
Performance Food Group Co (b)	3,451	359,042
PriceSmart Inc	550	66,655
Sprouts Farmers Market Inc (b)	2,167	235,770
Sysco Corp	10,733	883,755
Target Corp	10,065	902,831
United Natural Foods Inc (b)	1,340	50,411
US Foods Holding Corp (b)	5,110	391,528
Walmart Inc	95,590	9,851,506
Weis Markets Inc	358	25,729
		24,862,463
Food Products - 0.5%
Alico Inc	111	3,846
Archer-Daniels-Midland Co	10,641	635,693
B&G Foods Inc (c)	1,897	8,404
Beyond Meat Inc (b)(c)	1,522	2,876
BRC Inc Class A (b)	874	1,362
Bunge Global SA	2,976	241,800
Cal-Maine Foods Inc	948	89,207
Calavo Growers Inc	391	10,064
Campbell's Company/The (c)	4,379	138,289
Conagra Brands Inc	10,592	193,940
Darling Ingredients Inc (b)	3,487	107,644
Flowers Foods Inc (c)	4,356	56,846
Fresh Del Monte Produce Inc	737	25,589
Freshpet Inc (b)	1,077	59,353
General Mills Inc	12,126	611,393
Hain Celestial Group Inc (b)	1,854	2,928
Hershey Co/The	3,278	613,150
Hormel Foods Corp	6,488	160,513
Ingredion Inc	1,426	174,129
J & J Snack Foods Corp	337	32,382
JM Smucker Co	2,365	256,839
John B Sanfilippo & Son Inc	210	13,499
Kellanova	5,927	486,133
Kraft Heinz Co/The	19,249	501,244
Lamb Weston Holdings Inc	3,136	182,139
Limoneira Co	335	4,975
Mama's Creations Inc (b)	727	7,641
Marzetti Company/The	426	73,609
McCormick & Co Inc/MD	5,593	374,228
Mission Produce Inc (b)	930	11,179
Mondelez International Inc	28,659	1,790,328
Pilgrim's Pride Corp (c)	878	35,752
Post Holdings Inc (b)	987	106,083
Seaboard Corp	6	21,882
Seneca Foods Corp Class A (b)	105	11,334
Simply Good Foods Co/The (b)	2,035	50,509
Tootsie Roll Industries Inc Class A	361	15,133
TreeHouse Foods Inc (b)	971	19,624
Tyson Foods Inc Class A	6,323	343,339
Utz Brands Inc Class A	1,630	19,805
Vital Farms Inc (b)	681	28,023
Westrock Coffee Co (b)	862	4,189
		7,526,895
Household Products - 0.8%
Central Garden & Pet Co (b)	397	12,962
Central Garden & Pet Co Class A (b)	837	24,717
Church & Dwight Co Inc	5,477	479,950
Clorox Co/The	2,722	335,623
Colgate-Palmolive Co	17,933	1,433,564
Energizer Holdings Inc	1,466	36,489
Kimberly-Clark Corp	7,348	913,650
Oil-Dri Corp of America	220	13,428
Procter & Gamble Co/The	51,871	7,969,979
Reynolds Consumer Products Inc	1,202	29,413
Spectrum Brands Holdings Inc	559	29,364
WD-40 Co	300	59,280
		11,338,419
Personal Care Products - 0.1%
BellRing Brands Inc (b)	2,781	101,089
Coty Inc Class A (b)	7,966	32,183
Edgewell Personal Care Co	1,061	21,602
elf Beauty Inc (b)	1,253	165,997
Estee Lauder Cos Inc/The Class A	5,183	456,726
Herbalife Ltd (b)	2,270	19,159
Honest Co Inc/The (b)(c)	1,761	6,480
Interparfums Inc (c)	402	39,549
Kenvue Inc	42,447	688,915
Medifast Inc (b)	198	2,706
Nu Skin Enterprises Inc Class A	1,129	13,763
Olaplex Holdings Inc (b)	2,144	2,809
USANA Health Sciences Inc (b)	224	6,171
		1,557,149
Tobacco - 0.6%
Altria Group Inc	37,262	2,461,528
Philip Morris International Inc	34,445	5,586,979
Turning Point Brands Inc	391	38,654
Universal Corp/VA	539	30,114
		8,117,275
TOTAL CONSUMER STAPLES		66,507,199

Energy - 2.8%
Energy Equipment & Services - 0.2%
Archrock Inc	3,910	102,872
Aris Water Solutions Inc Class A	621	15,314
Atlas Energy Solutions Inc (c)	1,680	19,102
Baker Hughes Co Class A	21,939	1,068,868
Bristow Group Inc (b)	528	19,050
Cactus Inc Class A	1,517	59,876
Core Laboratories Inc (c)	983	12,150
DMC Global Inc (b)	373	3,152
Expro Group Holdings NV (b)	2,252	26,754
Halliburton Co	19,045	468,507
Helix Energy Solutions Group Inc (b)	3,164	20,756
Helmerich & Payne Inc	2,269	50,122
Innovex International Inc (b)	860	15,944
Kodiak Gas Services Inc	857	31,683
Liberty Energy Inc Class A	3,601	44,436
Nabors Industries Ltd (b)	320	13,078
Natural Gas Services Group Inc	212	5,934
Noble Corp PLC (c)	2,934	82,974
NOV Inc	8,266	109,525
Oceaneering International Inc (b)	2,236	55,408
Oil States International Inc (b)	1,346	8,157
Patterson-UTI Energy Inc	7,621	39,477
ProPetro Holding Corp (b)	1,644	8,615
Ranger Energy Services Inc Class A	402	5,644
RPC Inc (c)	1,803	8,582
Schlumberger NV	30,140	1,035,912
Select Water Solutions Inc Class A	2,133	22,802
Solaris Energy Infrastructure Inc Class A	823	32,895
TETRA Technologies Inc (b)	2,539	14,599
Tidewater Inc (b)	1,025	54,663
Transocean Ltd (b)(c)	17,430	54,382
Valaris Ltd (b)(c)	1,442	70,326
Weatherford International PLC	1,600	109,488
		3,691,047
Oil, Gas & Consumable Fuels - 2.6%
Amplify Energy Corp (b)	709	3,722
Antero Midstream Corp	7,484	145,489
Antero Resources Corp (b)	6,471	217,167
APA Corp	8,012	194,531
Berry Corp	1,655	6,256
California Resources Corp	1,540	81,897
Calumet Inc (b)(c)	1,556	28,397
Centrus Energy Corp Class A (b)(c)	335	103,873
Cheniere Energy Inc	4,909	1,153,517
Chevron Corp	35,934	5,580,191
Chord Energy Corp	1,274	126,597
Civitas Resources Inc (c)	1,915	62,238
Clean Energy Fuels Corp (b)	3,574	9,221
CNX Resources Corp (b)	3,184	102,270
Comstock Resources Inc (b)(c)	1,961	38,887
ConocoPhillips	27,942	2,643,034
Core Natural Resources Inc	1,101	91,911
Coterra Energy Inc	16,877	399,141
Crescent Energy Co Class A	4,101	36,581
CVR Energy Inc (b)	732	26,703
Delek US Holdings Inc	1,319	42,564
Devon Energy Corp	14,236	499,114
Diamondback Energy Inc	4,148	593,579
Dorian LPG Ltd	819	24,406
DT Midstream Inc	2,250	254,385
EOG Resources Inc	12,084	1,354,858
EQT Corp	13,259	721,687
Excelerate Energy Inc Class A	564	14,207
Expand Energy Corp	4,800	509,952
Exxon Mobil Corp	95,362	10,752,066
FutureFuel Corp	509	1,974
Gevo Inc (b)(c)	5,482	10,745
Granite Ridge Resources Inc	1,385	7,493
Green Plains Inc (b)	1,473	12,948
Gulfport Energy Corp (b)	283	51,217
HF Sinclair Corp	3,560	186,330
HighPeak Energy Inc Class A (c)	552	3,903
International Seaways Inc	920	42,394
Kinder Morgan Inc	42,781	1,211,130
Kinetik Holdings Inc Class A (c)	855	36,543
Magnolia Oil & Gas Corp Class A	4,141	98,846
Marathon Petroleum Corp	6,800	1,310,632
Matador Resources Co	2,561	115,066
Murphy Oil Corp	2,976	84,548
New Fortress Energy Inc Class A (b)(c)	2,786	6,157
NextDecade Corp (b)	3,031	20,580
Northern Oil & Gas Inc (c)	2,157	53,494
Occidental Petroleum Corp	15,709	742,250
ONEOK Inc	13,833	1,009,394
Ovintiv Inc	5,763	232,710
Par Pacific Holdings Inc (b)	1,120	39,670
PBF Energy Inc Class A	2,210	66,676
Peabody Energy Corp	2,675	70,941
Permian Resources Corp Class A	14,171	181,389
Phillips 66	9,023	1,227,308
Range Resources Corp	5,308	199,793
REX American Resources Corp (b)	668	20,454
Riley Exploration Permian Inc	241	6,534
Ring Energy Inc (b)	2,319	2,527
Sable Offshore Corp (b)(c)	1,572	27,447
SandRidge Energy Inc (c)	695	7,840
SM Energy Co	2,533	63,249
Summit Midstream Corp Class A (b)(c)	259	5,320
Talos Energy Inc (b)	2,773	26,593
Targa Resources Corp	4,805	805,030
Texas Pacific Land Corp	418	390,262
Uranium Energy Corp (b)(c)	9,426	125,743
VAALCO Energy Inc	2,581	10,376
Valero Energy Corp	6,935	1,180,753
Viper Energy Inc Class A	2,898	110,762
Vital Energy Inc (b)(c)	563	9,509
Vitesse Energy Inc (c)	679	15,773
W&T Offshore Inc (c)	1,749	3,183
Williams Cos Inc/The	27,023	1,711,907
World Kinect Corp	1,282	33,268
		37,399,102
TOTAL ENERGY		41,090,149

Financials - 13.6%
Banks - 3.7%
1st Source Corp	362	22,285
Amalgamated Financial Corp	450	12,218
Amerant Bancorp Inc Class A	763	14,703
Ameris Bancorp	1,426	104,540
Associated Banc-Corp	3,614	92,916
Atlantic Union Bankshares Corp	3,148	111,093
Axos Financial Inc (b)	1,178	99,718
Banc of California Inc	2,775	45,926
BancFirst Corp	445	56,270
Bancorp Inc/The (b)	1,027	76,912
Bank First Corp	194	23,534
Bank of America Corp	144,914	7,476,113
Bank of Hawaii Corp	886	58,157
Bank of Marin Bancorp	305	7,405
Bank OZK	2,360	120,313
BankUnited Inc	1,726	65,864
Banner Corp	772	50,566
Bar Harbor Bankshares	328	9,991
Beacon Financial Corp	1,006	23,852
BOK Financial Corp	497	55,386
Burke & Herbert Financial Services Corp	283	17,458
Business First Bancshares Inc	596	14,072
Byline Bancorp Inc	561	15,557
Cadence Bank	4,150	155,791
California BanCorp (b)	494	8,240
Camden National Corp	359	13,854
Capital Bancorp Inc	250	7,975
Capitol Federal Financial Inc	2,627	16,681
Cathay General Bancorp	1,559	74,848
Central Pacific Financial Corp	581	17,628
Citigroup Inc	41,312	4,193,168
Citizens Financial Group Inc	9,571	508,794
City Holding Co	340	42,116
CNB Financial Corp/PA	446	10,793
Coastal Financial Corp/WA Class A (b)	272	29,422
Columbia Banking System Inc	4,626	119,073
Columbia Financial Inc (b)	568	8,526
Comerica Inc	2,913	199,599
Commerce Bancshares Inc/MO	2,701	161,412
Community Financial System Inc	1,210	70,954
Community Trust Bancorp Inc	363	20,310
Connectone Bancorp Inc	1,019	25,281
Cullen/Frost Bankers Inc	1,428	181,028
Customers Bancorp Inc (b)	634	41,445
CVB Financial Corp	2,985	56,446
Dime Community Bancshares Inc	891	26,579
Eagle Bancorp Inc	672	13,588
East West Bancorp Inc	3,045	324,140
Eastern Bankshares Inc	4,202	76,266
Enterprise Financial Services Corp	828	48,007
Equity Bancshares Inc Class A	332	13,512
Esquire Financial Holdings Inc (c)	152	15,512
Farmers National Banc Corp	806	11,614
FB Bancorp Inc	405	4,867
FB Financial Corp	877	48,884
Fifth Third Bancorp	14,773	658,137
Financial Institutions Inc	465	12,648
First Bancorp/Southern Pines NC	961	50,827
First Busey Corp	1,851	42,851
First Business Financial Services Inc	154	7,894
First Citizens BancShares Inc/NC Class A	242	432,977
First Commonwealth Financial Corp	2,287	38,993
First Community Bankshares Inc	350	12,180
First Financial Bancorp	2,148	54,237
First Financial Bankshares Inc	2,848	95,835
First Financial Corp	245	13,828
First Foundation Inc (b)	1,618	9,012
First Hawaiian Inc	2,802	69,574
First Horizon Corp	11,195	253,119
First Interstate BancSystem Inc Class A	1,894	60,362
First Merchants Corp	1,303	49,123
First Mid Bancshares Inc	465	17,614
Firstsun Capital Bancorp (b)	238	9,232
Five Star Bancorp	339	10,916
Flagstar Financial Inc	6,610	76,346
Flushing Financial Corp	727	10,040
FNB Corp/PA	7,987	128,671
Fulton Financial Corp	4,028	75,042
German American Bancorp Inc	857	33,654
Glacier Bancorp Inc	2,609	126,980
Great Southern Bancorp Inc	177	10,841
Hancock Whitney Corp	1,882	117,832
Hanmi Financial Corp	640	15,802
Harborone Northeast Bancorp Inc	823	11,193
Heritage Commerce Corp	1,317	13,078
Heritage Financial Corp Wash	725	17,538
Hilltop Holdings Inc	989	33,052
Hingham Institution For Savings The	39	10,287
Home BancShares Inc/AR	4,050	114,615
HomeTrust Bancshares Inc	298	12,200
Hope Bancorp Inc	2,881	31,028
Horizon Bancorp Inc/IN	996	15,946
Huntington Bancshares Inc/OH	32,180	555,749
Independent Bank Corp	931	64,397
Independent Bank Corp/MI	449	13,908
International Bancshares Corp	1,215	83,531
JPMorgan Chase & Co	61,482	19,393,267
Kearny Financial Corp/MD	1,217	7,996
KeyCorp	21,715	405,853
Lakeland Financial Corp (c)	556	35,695
Live Oak Bancshares Inc	758	26,697
M&T Bank Corp	3,549	701,353
Mechanics Bancorp Class A (b)	395	5,257
Mercantile Bank Corp	347	15,615
Metropolitan Bank Holding Corp	210	15,712
Mid Penn Bancorp Inc	480	13,747
Midland States Bancorp Inc	516	8,844
MidWestOne Financial Group Inc	405	11,457
National Bank Holdings Corp Class A	906	35,008
NB Bancorp Inc	820	14,473
Nbt Bancorp Inc	1,234	51,532
Nicolet Bankshares Inc	291	39,140
Northeast Bank	149	14,924
Northeast Community Bancorp Inc	279	5,739
Northfield Bancorp Inc	769	9,074
Northrim BanCorp Inc	468	10,137
Northwest Bancshares Inc	2,845	35,250
OceanFirst Financial Corp	1,306	22,946
Old National Bancorp/IN	7,238	158,874
Old Second Bancorp Inc	957	16,542
Origin Bancorp Inc	630	21,748
Orrstown Financial Services Inc	510	17,330
Park National Corp	320	52,010
Pathward Financial Inc	523	38,707
Peapack-Gladstone Financial Corp	334	9,218
Peoples Bancorp Inc/OH	867	26,001
Peoples Financial Services Corp	204	9,916
Pinnacle Financial Partners Inc	1,707	160,100
PNC Financial Services Group Inc/The	8,736	1,755,324
Preferred Bank/Los Angeles CA (c)	253	22,869
Prosperity Bancshares Inc	2,125	140,994
Provident Financial Services Inc	2,878	55,488
QCR Holdings Inc	365	27,609
Regions Financial Corp	19,866	523,866
Renasant Corp	2,101	77,506
Republic Bancorp Inc/KY Class A	204	14,739
S&T Bancorp Inc	881	33,117
Seacoast Banking Corp of Florida	1,868	56,843
ServisFirst Bancshares Inc	1,145	92,207
Shore Bancshares Inc	643	10,552
Simmons First National Corp Class A	2,811	53,887
SmartFinancial Inc	303	10,826
Southern Missouri Bancorp Inc	201	10,565
Southside Bancshares Inc	674	19,041
SOUTHSTATE BANK CORP	2,182	215,734
Stellar Bancorp Inc	988	29,976
Stock Yards Bancorp Inc (c)	635	44,444
Synovus Financial Corp	3,089	151,608
Texas Capital Bancshares Inc (b)	1,011	85,460
TFS Financial Corp	1,250	16,469
Third Coast Bancshares Inc (b)	272	10,328
Tompkins Financial Corp	285	18,870
Towne Bank/Portsmouth VA	1,553	53,687
TriCo Bancshares	715	31,753
Triumph Financial Inc (b)	486	24,319
Truist Financial Corp	28,949	1,323,548
TrustCo Bank Corp NY	440	15,972
Trustmark Corp	1,320	52,272
UMB Financial Corp	1,584	187,466
United Bankshares Inc/WV	3,132	116,542
United Community Bank/SC	2,701	84,676
Unity Bancorp Inc	130	6,353
Univest Financial Corp	672	20,173
US Bancorp	34,429	1,663,954
Valley National Bancorp	10,641	112,795
Veritex Holdings Inc	1,182	39,632
WaFd Inc	1,756	53,189
Washington Trust Bancorp Inc	433	12,514
Webster Financial Corp	3,724	221,355
Wells Fargo & Co	71,979	6,033,280
WesBanco Inc	2,199	70,214
Westamerica BanCorp	580	28,994
Western Alliance Bancorp	2,417	209,602
Wintrust Financial Corp	1,483	196,409
WSFS Financial Corp	1,307	70,487
Zions Bancorp NA	3,272	185,130
		54,275,091
Capital Markets - 3.4%
Acadian Asset Management Inc	583	28,077
Affiliated Managers Group Inc	631	150,449
Ameriprise Financial Inc	2,107	1,035,064
Ares Management Corp Class A	4,476	715,668
Artisan Partners Asset Management Inc Class A	1,605	69,657
Bank of New York Mellon Corp/The	15,819	1,723,638
BGC Group Inc Class A	8,391	79,379
Blackrock Inc	3,222	3,756,434
Blackstone Inc	16,149	2,759,057
Blue Owl Capital Inc Class A	12,751	215,874
Carlyle Group Inc/The	4,727	296,383
Cboe Global Markets Inc	2,321	569,225
Charles Schwab Corp/The	37,779	3,606,762
CME Group Inc Class A	7,973	2,154,225
Cohen & Steers Inc	591	38,776
Coinbase Global Inc Class A (b)	4,678	1,578,778
Diamond Hill Investment Group Inc	67	9,381
DigitalBridge Group Inc Class A	3,577	41,851
Donnelley Financial Solutions Inc (b)	586	30,138
Evercore Inc Class A	795	268,169
FactSet Research Systems Inc	840	240,652
Federated Hermes Inc Class B	1,664	86,412
Franklin Resources Inc	6,887	159,296
GCM Grosvenor Inc Class A	1,105	13,337
Goldman Sachs Group Inc/The	6,786	5,404,032
Hamilton Lane Inc Class A	952	128,320
Houlihan Lokey Inc Class A	1,191	244,536
Interactive Brokers Group Inc Class A	9,647	663,810
Intercontinental Exchange Inc	12,687	2,137,506
Invesco Ltd	9,906	227,244
Janus Henderson Group PLC	2,812	125,162
Jefferies Financial Group Inc	3,609	236,101
KKR & Co Inc Class A	14,983	1,947,041
Lazard Inc	2,513	132,636
LPL Financial Holdings Inc	1,770	588,861
MarketAxess Holdings Inc	825	143,756
Moelis & Co Class A	1,632	116,394
Moody's Corp	3,422	1,630,515
Morgan Stanley	27,320	4,342,788
Morningstar Inc	585	135,726
MSCI Inc	1,712	971,406
Nasdaq Inc	9,140	808,433
Northern Trust Corp	4,312	580,395
Open Lending Corp (b)	2,086	4,401
Oppenheimer Holdings Inc Class A	140	10,347
P10 Inc Class A	1,359	14,786
Perella Weinberg Partners Class A	1,353	28,846
Piper Sandler Cos	361	125,263
PJT Partners Inc Class A (c)	537	95,441
Raymond James Financial Inc	4,020	693,852
Robinhood Markets Inc Class A (b)	15,786	2,260,239
S&P Global Inc	6,944	3,379,714
SEI Investments Co	2,098	178,015
State Street Corp	6,313	732,371
StepStone Group Inc Class A	1,453	94,895
Stifel Financial Corp	2,271	257,690
StoneX Group Inc (b)	957	96,580
T Rowe Price Group Inc	4,884	501,294
TPG Inc Class A	2,853	163,905
Tradeweb Markets Inc Class A	2,584	286,772
Victory Capital Holdings Inc Class A (c)	1,042	67,480
Virtu Financial Inc Class A	1,784	63,332
Virtus Invt Partners Inc	146	27,744
WisdomTree Inc (c)	2,516	34,972
		49,309,283
Consumer Finance - 0.7%
Ally Financial Inc	6,118	239,826
American Express Co	12,245	4,067,299
Atlanticus Holdings Corp (b)	100	5,858
Bread Financial Holdings Inc	1,031	57,499
Capital One Financial Corp	14,153	3,008,645
Credit Acceptance Corp (b)(c)	135	63,036
Dave Inc Class A (b)	169	33,690
Encore Capital Group Inc (b)	548	22,874
Enova International Inc (b)	555	63,875
EZCORP Inc Class A (b)	1,220	23,229
FirstCash Holdings Inc	849	134,499
Green Dot Corp Class A (b)	1,203	16,156
LendingClub Corp (b)	2,513	38,172
Lendingtree Inc (b)	247	15,988
Navient Corp	1,612	21,198
Nelnet Inc Class A	388	48,647
NerdWallet Inc Class A (b)	861	9,264
OneMain Holdings Inc	2,647	149,450
Oportun Financial Corp (b)	636	3,924
PRA Group Inc (b)	893	13,788
PROG Holdings Inc	929	30,062
SLM Corp	4,605	127,466
SoFi Technologies Inc Class A (b)	24,480	646,762
Synchrony Financial	8,424	598,525
Upstart Holdings Inc (b)(c)	1,817	92,304
World Acceptance Corp (b)	66	11,163
		9,543,199
Financial Services - 3.8%
Affirm Holdings Inc Class A (b)	5,681	415,167
Alerus Financial Corp	498	11,026
Apollo Global Management Inc	9,997	1,332,300
AvidXchange Holdings Inc (b)	4,106	40,855
Berkshire Hathaway Inc Class B (b)	40,570	20,396,162
Block Inc Class A (b)	12,302	889,066
Cannae Holdings Inc	1,216	22,265
Cantaloupe Inc (b)(c)	1,279	13,519
Cass Information Systems Inc	262	10,304
Corebridge Financial Inc	5,614	179,929
Corpay Inc (b)	1,565	450,814
Enact Holdings Inc	644	24,691
Equitable Holdings Inc	6,732	341,851
Essent Group Ltd	2,260	143,646
Euronet Worldwide Inc (b)	894	78,502
Federal Agricultural Mortgage Corp Class C	203	34,100
Fidelity National Information Services Inc	11,645	767,871
Fiserv Inc (b)	12,277	1,582,874
Flywire Corp (b)	2,391	32,374
Global Payments Inc	5,399	448,549
HA Sustainable Infrastructure Capital Inc	2,729	83,780
International Money Express Inc (b)	635	8,871
Jack Henry & Associates Inc	1,614	240,373
Jackson Financial Inc	1,588	160,753
loanDepot Inc Class A (b)(c)	1,786	5,483
Marqeta Inc Class A (b)	8,658	45,714
Mastercard Inc Class A	17,944	10,206,727
Merchants Bancorp/IN	610	19,398
MGIC Investment Corp	5,284	149,907
Mr Cooper Group Inc	1,417	298,689
NCR Atleos Corp (b)	1,615	63,486
NewtekOne Inc (c)	535	6,126
NMI Holdings Inc (b)	1,728	66,252
Onity Group Inc (b)	127	5,074
Paymentus Holdings Inc Class A (b)	672	20,563
Payoneer Global Inc (b)	5,946	35,973
PayPal Holdings Inc (b)	21,532	1,443,936
PennyMac Financial Services Inc	703	87,088
Radian Group Inc	2,958	107,139
Remitly Global Inc (b)	3,389	55,241
Repay Holdings Corp Class A (b)(c)	1,775	9,283
Rocket Cos Inc Class A (c)	5,333	103,354
Sezzle Inc (b)(c)	328	26,086
Shift4 Payments Inc Class A (b)(c)	1,481	114,629
Toast Inc Class A (b)	9,715	354,695
UWM Holdings Corp Class A	3,059	18,629
Velocity Financial Inc (b)	274	4,969
Visa Inc Class A	37,855	12,922,940
Voya Financial Inc	2,140	160,072
Walker & Dunlop Inc	705	58,952
Western Union Co/The (c)	7,312	58,423
WEX Inc (b)	752	118,463
		54,276,933
Insurance - 1.9%
Abacus Global Management Inc Class A (b)(c)	563	3,225
AFLAC Inc	10,776	1,203,679
Allstate Corp/The	5,859	1,257,634
Ambac Financial Group Inc/Old (b)	1,000	8,340
American Coastal Insurance Corp	510	5,809
American Financial Group Inc/OH	1,591	231,841
American International Group Inc	12,746	1,001,071
Amerisafe Inc	428	18,764
Aon PLC	4,780	1,704,452
Arch Capital Group Ltd	8,264	749,793
Arthur J Gallagher & Co	5,669	1,755,916
Assurant Inc	1,122	243,025
Assured Guaranty Ltd	1,014	85,835
Axis Capital Holdings Ltd	1,588	152,130
Baldwin Insurance Group Inc/The Class A (b)(c)	1,533	43,246
Bowhead Specialty Holdings Inc (b)	165	4,461
Brighthouse Financial Inc (b)	1,270	67,412
Brown & Brown Inc	6,216	582,999
Chubb Ltd	8,237	2,324,893
Cincinnati Financial Corp	3,471	548,765
CNO Financial Group Inc	2,183	86,338
Donegal Group Inc Class A	407	7,892
eHealth Inc (b)	559	2,408
Employers Holdings Inc	535	22,727
Erie Indemnity Co Class A	555	176,579
Everest Group Ltd	940	329,216
F&G Annuities & Life Inc	521	16,292
Fidelity National Financial Inc/US	5,771	349,088
First American Financial Corp	2,291	147,174
Genworth Financial Inc Class A (b)	9,114	81,115
Globe Life Inc	1,824	260,777
Goosehead Insurance Inc Class A	553	41,154
Hanover Insurance Group Inc/The	799	145,122
Hartford Insurance Group Inc/The	6,287	838,623
HCI Group Inc	202	38,770
Heritage Insurance Holdings Inc (b)	467	11,759
Hippo Holdings Inc (b)	397	14,356
Horace Mann Educators Corp	912	41,195
Investors Title Co	31	8,303
James River Group Holdings Ltd	1,018	5,649
Kemper Corp	1,325	68,304
Kinsale Capital Group Inc	492	209,228
Lemonade Inc (b)(c)	1,263	67,608
Lincoln National Corp	3,791	152,891
Loews Corp	3,830	384,494
Markel Group Inc (b)	281	537,092
Marsh & McLennan Cos Inc	10,900	2,196,677
MBIA Inc (b)(c)	942	7,018
Mercury General Corp	591	50,105
MetLife Inc	12,473	1,027,401
Old Republic International Corp	5,031	213,667
Oscar Health Inc Class A (b)(c)	4,542	85,980
Palomar Hldgs Inc (b)	589	68,766
Primerica Inc	728	202,086
Principal Financial Group Inc	4,556	377,738
ProAssurance Corp (b)	1,105	26,509
Progressive Corp/The	12,969	3,202,695
Prudential Financial Inc	7,844	813,737
Reinsurance Group of America Inc	1,462	280,894
RLI Corp	1,835	119,679
Root Inc/OH Class A (b)(c)	189	16,917
Ryan Specialty Holdings Inc Class A	2,367	133,404
Safety Insurance Group Inc	326	23,045
Selective Insurance Group Inc	1,337	108,391
Selectquote Inc (b)	3,079	6,035
Skyward Specialty Insurance Group Inc (b)	736	35,004
Stewart Information Services Corp	620	45,458
Tiptree Inc Class A	471	9,029
Travelers Companies Inc/The	5,011	1,399,171
Trupanion Inc (b)	732	31,681
TWFG Inc Class A (b)	258	7,080
United Fire Group Inc	488	14,845
Universal Insurance Holdings Inc	583	15,333
Unum Group	3,541	275,419
W R Berkley Corp	6,647	509,293
White Mountains Insurance Group Ltd	56	93,605
Willis Towers Watson PLC	2,196	758,608
		28,192,714
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust Inc	2,051	14,295
AG Mortgage Investment Trust Inc	606	4,386
AGNC Investment Corp	22,635	221,597
Annaly Capital Management Inc	13,296	268,712
Apollo Commercial Real Estate Finance Inc	2,818	28,546
Arbor Realty Trust Inc (c)	4,423	54,005
Ares Commercial Real Estate Corp (c)	1,365	6,155
ARMOUR Residential REIT Inc (c)	1,790	26,743
Blackstone Mortgage Trust Inc Class A	3,780	69,590
Brightspire Capital Inc Class A	2,872	15,595
Chimera Investment Corp	1,770	23,399
Claros Mortgage Trust Inc (c)	2,723	9,040
Dynex Capital Inc	2,330	28,636
Ellington Financial Inc (c)	2,112	27,414
Franklin BSP Realty Trust Inc (c)	1,840	19,982
Invesco Mortgage Capital Inc (c)	1,498	11,325
Kkr Real Estate Finance Trust Inc	1,255	11,295
Ladder Capital Corp Class A	2,442	26,642
MFA Financial Inc	2,356	21,652
Orchid Island Capital Inc (c)	2,357	16,523
Pennymac Mortgage Investment Trust	1,905	23,355
Ready Capital Corp (c)	3,934	15,225
Redwood Trust Inc	2,973	17,214
Rithm Capital Corp	11,784	134,220
Starwood Property Trust Inc	7,199	139,445
TPG RE Finance Trust Inc	1,485	12,712
Two Harbors Investment Corp	2,280	22,504
		1,270,207
TOTAL FINANCIALS		196,867,427

Health Care - 9.0%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (b)	767	6,665
89bio Inc (b)	2,877	42,292
AbbVie Inc	39,088	9,050,437
Abeona Therapeutics Inc (b)	1,123	5,929
Absci Corp (b)	2,151	6,539
ACADIA Pharmaceuticals Inc (b)	2,725	58,152
ADMA Biologics Inc (b)	5,335	78,211
Agios Pharmaceuticals Inc (b)	1,264	50,737
Akebia Therapeutics Inc (b)(c)	5,231	14,281
Akero Therapeutics Inc (b)	1,620	76,918
Alector Inc (b)	1,727	5,112
Alkermes PLC (b)	3,622	108,660
Allogene Therapeutics Inc (b)	2,955	3,664
Alnylam Pharmaceuticals Inc (b)	2,887	1,316,472
Altimmune Inc (b)(c)	1,603	6,043
Amgen Inc	11,901	3,358,462
Amicus Therapeutics Inc (b)	6,080	47,910
AnaptysBio Inc (b)(c)	400	12,248
Anavex Life Sciences Corp (b)(c)	1,947	17,328
Anika Therapeutics Inc (b)	292	2,745
Annexon Inc (b)	1,703	5,194
Apellis Pharmaceuticals Inc (b)	2,377	53,792
Apogee Therapeutics Inc (b)	725	28,804
Arbutus Biopharma Corp (b)	3,345	15,186
Arcellx Inc (b)	900	73,890
Arcturus Therapeutics Holdings Inc (b)(c)	522	9,620
Arcus Biosciences Inc (b)	1,452	19,747
Arcutis Biotherapeutics Inc (b)	2,380	44,863
Ardelyx Inc (b)	5,178	28,531
ArriVent Biopharma Inc (b)	488	9,004
Arrowhead Pharmaceuticals Inc (b)	2,761	95,227
ARS Pharmaceuticals Inc (b)(c)	1,167	11,728
Astria Therapeutics Inc (b)	775	5,642
aTyr Pharma Inc (b)(c)	2,051	1,480
Aura Biosciences Inc (b)	817	5,049
Avidity Biosciences Inc (b)	2,656	115,722
Avita Medical Inc (b)	476	2,432
Beam Therapeutics Inc (b)(c)	2,003	48,613
Bicara Therapeutics Inc (b)	402	6,348
BioCryst Pharmaceuticals Inc (b)	4,571	34,694
Biogen Inc (b)	3,249	455,120
Biohaven Ltd (b)	1,838	27,588
BioMarin Pharmaceutical Inc (b)	4,258	230,613
Bridgebio Pharma Inc (b)	3,294	171,090
C4 Therapeutics Inc (b)(c)	1,562	3,468
Candel Therapeutics Inc (b)(c)	674	3,437
Capricor Therapeutics Inc (b)(c)	897	6,467
Cardiff Oncology Inc (b)(c)	1,320	2,719
CareDx Inc (b)	1,187	17,259
Carisma Therapeutics Inc rights (b)(d)	1,904	0
Cartesian Therapeutics Inc rights (b)(d)	1,985	576
Catalyst Pharmaceuticals Inc (b)	2,538	49,999
Celcuity Inc (b)	644	31,814
Celldex Therapeutics Inc (b)	1,454	37,615
CG oncology Inc (b)	1,205	48,537
Cogent Biosciences Inc (b)	2,335	33,531
Coherus Oncology Inc (b)(c)	2,789	4,574
Compass Therapeutics Inc (b)	2,135	7,473
Corvus Pharmaceuticals Inc (b)(c)	1,446	10,657
Cullinan Therapeutics Inc (b)	1,216	7,211
Cytokinetics Inc (b)(c)	2,623	144,160
Day One Biopharmaceuticals Inc (b)	1,481	10,441
Denali Therapeutics Inc (b)	2,705	39,277
Dianthus Therapeutics Inc (b)	446	17,550
Disc Medicine Inc (b)	546	36,080
Dynavax Technologies Corp (b)	2,411	23,941
Dyne Therapeutics Inc (b)	1,919	24,275
Editas Medicine Inc (b)	1,669	5,791
Emergent BioSolutions Inc (b)(c)	1,170	10,319
Enanta Pharmaceuticals Inc (b)	414	4,956
Entrada Therapeutics Inc (b)	514	2,981
Erasca Inc (b)	5,155	11,238
Exact Sciences Corp (b)	4,190	229,235
Exelixis Inc (b)	6,044	249,617
Geron Corp (b)	11,633	15,937
Gilead Sciences Inc	27,532	3,056,052
Gossamer Bio Inc (b)	4,228	11,120
GRAIL Inc (b)(c)	680	40,208
Halozyme Therapeutics Inc (b)	2,731	200,292
Heron Therapeutics Inc (b)(c)	2,984	3,760
Humacyte Inc Class A (b)(c)	2,710	4,715
Ideaya Biosciences Inc (b)	1,901	51,726
ImmunityBio Inc (b)(c)	4,415	10,861
Immunome Inc (b)	1,818	21,289
Immunovant Inc (b)	1,643	26,485
Incyte Corp (b)	3,561	302,008
Inmune Bio Inc (b)(c)	330	683
Insmed Inc (b)	4,037	581,368
Intellia Therapeutics Inc (b)(c)	2,275	39,289
Ionis Pharmaceuticals Inc (b)	3,538	231,456
Iovance Biotherapeutics Inc (b)(c)	5,667	12,297
Ironwood Pharmaceuticals Inc Class A (b)	2,716	3,558
Janux Therapeutics Inc (b)	721	17,621
KalVista Pharmaceuticals Inc (b)	814	9,915
Keros Therapeutics Inc (b)	748	11,833
Kodiak Sciences Inc (b)	733	11,999
Korro Bio Inc (b)	149	7,136
Krystal Biotech Inc (b)	569	100,446
Kura Oncology Inc (b)	1,915	16,948
Kymera Therapeutics Inc (b)	1,182	66,901
Lexicon Pharmaceuticals Inc (b)	3,462	4,674
Madrigal Pharmaceuticals Inc (b)	385	176,584
MannKind Corp (b)	6,577	35,318
MiMedx Group Inc (b)	2,628	18,343
Mineralys Therapeutics Inc (b)	831	31,512
Mirum Pharmaceuticals Inc (b)	922	67,592
Moderna Inc (b)	7,579	195,766
Monte Rosa Therapeutics Inc (b)	954	7,069
Myriad Genetics Inc (b)	2,063	14,915
Natera Inc (b)	3,026	487,095
Neurocrine Biosciences Inc (b)	2,194	307,994
Neurogene Inc (b)(c)	224	3,882
Nkarta Inc (b)	1,170	2,422
Novavax Inc (b)(c)	3,555	30,822
Nurix Therapeutics Inc (b)	1,551	14,331
Nuvalent Inc Class A (b)	841	72,730
Ocugen Inc (b)	6,650	10,840
Olema Pharmaceuticals Inc (b)	1,079	10,563
OmniAb Operations Inc (b)(d)	93	37
OmniAb Operations Inc (b)(d)	93	29
Organogenesis Holdings Inc Class A (b)	1,691	7,136
ORIC Pharmaceuticals Inc (b)(c)	1,073	12,876
PDL BioPharma Inc (b)(d)	644	0
Perspective Therapeutics Inc (b)	1,156	3,965
Praxis Precision Medicines Inc (b)	422	22,366
Precigen Inc (b)(c)	3,690	12,140
Prime Medicine Inc (b)(c)	1,529	8,471
Protagonist Therapeutics Inc (b)	1,367	90,810
PTC Therapeutics Inc (b)	1,740	106,784
Puma Biotechnology Inc (b)	695	3,690
RAPT Therapeutics Inc (b)	285	7,350
Recursion Pharmaceuticals Inc Class A (b)(c)	6,579	32,106
Regeneron Pharmaceuticals Inc	2,300	1,293,221
REGENXBIO Inc (b)	1,053	10,161
Relay Therapeutics Inc (b)	2,975	15,530
Replimune Group Inc (b)	1,489	6,239
Revolution Medicines Inc (b)	3,903	182,270
Rezolute Inc/old (b)	1,542	14,495
Rhythm Pharmaceuticals Inc (b)	1,187	119,875
Rigel Pharmaceuticals Inc (b)	424	12,012
Rocket Pharmaceuticals Inc (b)	1,959	6,386
Roivant Sciences Ltd (b)	9,244	139,862
Sana Biotechnology Inc (b)	2,889	10,256
Sangamo Therapeutics Inc (b)(c)	4,205	2,832
Sarepta Therapeutics Inc (b)(c)	2,170	41,816
Savara Inc (b)(c)	2,598	9,275
Scholar Rock Holding Corp (b)	1,631	60,738
Seres Therapeutics Inc (b)(c)	187	3,598
Soleno Therapeutics Inc (b)	730	49,348
Spyre Therapeutics Inc (b)	1,076	18,034
Stoke Therapeutics Inc (b)	936	21,996
Summit Therapeutics Inc (b)(c)	3,116	64,377
Syndax Pharmaceuticals Inc (b)	1,883	28,970
Tango Therapeutics Inc (b)(c)	1,533	12,877
Taysha Gene Therapies Inc (b)	3,089	10,101
Tectonic Therapeutic Inc (b)(c)	232	3,640
TG Therapeutics Inc (b)(c)	2,982	107,725
Tourmaline Bio Inc (b)	403	19,275
Travere Therapeutics Inc (b)	1,750	41,825
Twist Bioscience Corp (b)(c)	1,292	36,357
Tyra Biosciences Inc (b)(c)	524	7,331
Ultragenyx Pharmaceutical Inc (b)	2,166	65,153
United Therapeutics Corp (b)	999	418,791
Upstream Bio Inc (b)	339	6,377
Vanda Pharmaceuticals Inc (b)	1,267	6,322
Vaxcyte Inc (b)	2,615	94,192
Vera Therapeutics Inc Class A (b)	1,243	36,122
Veracyte Inc (b)	1,724	59,185
Verastem Inc (b)	1,239	10,940
Vericel Corp (b)	1,109	34,900
Vertex Pharmaceuticals Inc (b)	5,685	2,226,473
Viking Therapeutics Inc (b)(c)	2,523	66,304
Vir Biotechnology Inc (b)	1,934	11,043
Viridian Therapeutics Inc (b)	1,497	32,305
Voyager Therapeutics Inc (b)	903	4,217
Xencor Inc (b)	1,609	18,874
		28,941,715
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	38,493	5,155,753
Accuray Inc Del (b)	2,208	3,687
Align Technology Inc (b)	1,511	189,207
Alphatec Holdings Inc (b)	2,340	34,024
AngioDynamics Inc (b)	929	10,377
Artivion Inc (b)	846	35,820
AtriCure Inc (b)	1,088	38,352
Avanos Medical Inc (b)	955	11,040
Axogen Inc (b)	979	17,465
Baxter International Inc	11,383	259,191
Becton Dickinson & Co	6,344	1,187,406
Bioventus Inc (b)	874	5,847
Boston Scientific Corp (b)	32,725	3,194,942
Butterfly Network Inc Class A (b)(c)	4,433	8,556
Ceribell Inc (b)	239	2,746
Cerus Corp (b)	3,738	5,943
ClearPoint Neuro Inc (b)(c)	558	12,159
CONMED Corp	687	32,310
Cooper Cos Inc/The (b)	4,431	303,789
CVRx Inc (b)	310	2,502
Delcath Systems Inc (b)(c)	693	7,450
DENTSPLY SIRONA Inc	4,411	55,976
Dexcom Inc (b)	8,681	584,144
Edwards Lifesciences Corp (b)	12,981	1,009,532
Electromed Inc (b)	136	3,339
Embecta Corp	1,305	18,414
Enovis Corp (b)	1,324	40,170
Envista Holdings Corp (b)	3,723	75,838
GE HealthCare Technologies Inc	10,139	761,439
Glaukos Corp (b)	1,255	102,345
Globus Medical Inc Class A (b)	2,516	144,091
Haemonetics Corp (b)	1,114	54,296
Hologic Inc (b)	4,932	332,861
ICU Medical Inc (b)	542	65,018
IDEXX Laboratories Inc (b)	1,780	1,137,224
Inogen Inc (b)	683	5,580
Inspire Medical Systems Inc (b)(c)	643	47,711
Insulet Corp (b)	1,559	481,310
Integer Holdings Corp (b)	769	79,461
Integra LifeSciences Holdings Corp (b)	1,481	21,223
Intuitive Surgical Inc (b)	7,931	3,546,982
iRadimed Corp	169	12,026
iRhythm Technologies Inc (b)	701	120,565
Lantheus Holdings Inc (b)	1,532	78,576
LeMaitre Vascular Inc	455	39,817
LivaNova PLC (b)	1,230	64,427
Masimo Corp (b)(c)	988	145,779
Medtronic PLC	28,374	2,702,340
Merit Medical Systems Inc (b)	1,297	107,949
Myomo Inc (b)	519	463
Neogen Corp (b)	4,370	24,953
NeuroPace Inc (b)	313	3,227
Novocure Ltd (b)	2,283	29,496
Omnicell Inc (b)	1,070	32,582
OraSure Technologies Inc (b)	1,843	5,916
Orthofix Medical Inc (b)	899	13,161
OrthoPediatrics Corp (b)(c)	338	6,263
Penumbra Inc (b)	858	217,349
PROCEPT BioRobotics Corp (b)(c)	1,200	42,828
Pulmonx Corp (b)	833	1,349
Pulse Biosciences Inc (b)(c)	394	6,974
QuidelOrtho Corp (b)	1,514	44,587
ResMed Inc	3,245	888,254
RxSight Inc (b)	719	6,464
Semler Scientific Inc (b)(c)	203	6,090
Senseonics Holdings Inc (b)	16,435	7,162
SI-BONE Inc (b)	883	12,998
Solventum Corp (b)	3,064	223,672
STAAR Surgical Co (b)	1,093	29,369
STERIS PLC	2,178	538,924
Stryker Corp	7,608	2,812,449
Surmodics Inc (b)	336	10,043
Tactile Systems Technology Inc (b)	466	6,449
Tandem Diabetes Care Inc (b)	1,452	17,627
Teleflex Inc	971	118,812
TransMedics Group Inc (b)	744	83,477
Treace Medical Concepts Inc (b)	927	6,220
UFP Technologies Inc (b)	160	31,936
Utah Medical Products Inc	67	4,219
Varex Imaging Corp (b)	856	10,614
Zimmer Biomet Holdings Inc	4,376	431,036
Zimvie Inc (b)	687	13,012
		28,044,974
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (b)	2,085	51,625
AdaptHealth Corp (b)	2,383	21,328
Addus HomeCare Corp (b)	395	46,606
agilon health Inc (b)	6,430	6,623
Alignment Healthcare Inc (b)	2,277	39,734
AMN Healthcare Services Inc (b)	872	16,882
Astrana Health Inc (b)	893	25,317
Aveanna Healthcare Holdings Inc (b)	1,239	10,990
BrightSpring Health Services Inc (b)	1,476	43,631
Brookdale Senior Living Inc (b)	5,079	43,019
Cardinal Health Inc	5,281	828,906
Castle Biosciences Inc (b)	649	14,778
Cencora Inc	3,815	1,192,302
Centene Corp (b)	11,024	393,336
Chemed Corp	322	144,172
Cigna Group/The	5,913	1,704,422
Clover Health Investments Corp Class A (b)(c)	8,952	27,393
Community Health Systems Inc (b)	2,468	7,922
Concentra Group Holdings Parent Inc	2,401	50,253
CorVel Corp (b)	597	46,220
Cross Country Healthcare Inc (b)	713	10,125
CVS Health Corp	27,998	2,110,769
DaVita Inc (b)	911	121,045
DocGo Inc Class A (b)	1,936	2,632
Elevance Health Inc	5,002	1,616,246
Encompass Health Corp	2,231	283,382
Enhabit Inc (b)	1,033	8,274
Ensign Group Inc/The	1,266	218,727
Fulgent Genetics Inc (b)	465	10,509
GeneDx Holdings Corp Class A (b)	468	50,422
Guardant Health Inc (b)	2,753	172,007
HCA Healthcare Inc	3,833	1,633,625
HealthEquity Inc (b)	1,923	182,243
Henry Schein Inc (b)	2,701	179,265
Hims & Hers Health Inc Class A (b)	4,340	246,165
Humana Inc	2,672	695,174
Labcorp Holdings Inc	1,856	532,783
LifeStance Health Group Inc (b)	2,868	15,774
McKesson Corp	2,768	2,138,391
Molina Healthcare Inc (b)	1,202	230,015
National HealthCare Corp	274	33,294
National Research Corp Class A	370	4,728
NeoGenomics Inc (b)	2,757	21,284
OPKO Health Inc (b)	9,880	15,314
Option Care Health Inc (b)	3,601	99,964
Owens & Minor Inc (b)	1,520	7,296
PACS Group Inc (b)	800	10,984
Pediatrix Medical Group Inc (b)	1,833	30,703
Pennant Group Inc/The (b)	764	19,268
Premier Inc Class A	1,858	51,652
Privia Health Group Inc (b)	2,321	57,793
Progyny Inc (b)	1,699	36,562
Quest Diagnostics Inc	2,469	470,542
RadNet Inc (b)	1,457	111,038
Select Medical Holdings Corp	2,270	29,147
Sonida Senior Living Inc (b)	216	5,988
Surgery Partners Inc (b)	1,625	35,165
Talkspace Inc Class A (b)	2,987	8,244
Tenet Healthcare Corp (b)	2,056	417,450
UnitedHealth Group Inc	20,074	6,931,552
Universal Health Services Inc Class B	1,266	258,821
US Physical Therapy Inc (c)	342	29,053
		23,858,874
Health Care Technology - 0.1%
Certara Inc (b)(c)	2,535	30,978
Claritev Corp Class A (b)	150	7,962
Definitive Healthcare Corp Class A (b)	1,083	4,397
Doximity Inc Class A (b)	2,961	216,597
Evolent Health Inc Class A (b)	2,381	20,143
GoodRx Holdings Inc Class A (b)	1,903	8,050
Health Catalyst Inc (b)	1,582	4,509
HealthStream Inc	541	15,278
LifeMD Inc (b)	812	5,513
OptimizeRx Corp (b)	382	7,831
Phreesia Inc (b)	1,241	29,188
Schrodinger Inc/United States (b)	1,219	24,453
Simulations Plus Inc (b)	347	5,229
Teladoc Health Inc (b)	3,781	29,227
TruBridge Inc (b)(c)	263	5,305
Veeva Systems Inc Class A (b)	3,321	989,359
Waystar Holding Corp (b)	1,755	66,550
		1,470,569
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	2,398	28,033
Adaptive Biotechnologies Corp (b)	2,565	38,372
Agilent Technologies Inc	6,314	810,402
Avantor Inc (b)	15,124	188,748
Azenta Inc (b)	1,009	28,978
Bio-Rad Laboratories Inc Class A (b)	408	114,399
Bio-Techne Corp	3,485	193,871
BioLife Solutions Inc (b)	826	21,071
Bruker Corp	2,446	79,471
Charles River Laboratories International Inc (b)	1,092	170,854
Codexis Inc (b)	1,773	4,326
CryoPort Inc (b)	1,175	11,139
Cytek Biosciences Inc (b)	2,223	7,714
Danaher Corp	14,094	2,794,276
Fortrea Holdings Inc (b)	1,934	16,284
Ginkgo Bioworks Holdings Inc Class A (b)	925	13,487
Illumina Inc (b)	3,501	332,490
IQVIA Holdings Inc (b)	3,640	691,382
Lifecore Biomedical Inc (b)(c)	894	6,580
Maravai LifeSciences Holdings Inc Class A (b)	2,939	8,435
MaxCyte Inc (b)	2,235	3,531
Medpace Holdings Inc (b)	521	267,877
Mesa Laboratories Inc	116	7,773
Mettler-Toledo International Inc (b)	460	564,701
Niagen Bioscience Inc (b)	1,133	10,571
OmniAb Inc (b)	1,941	3,105
Pacific Biosciences of California Inc (b)	6,176	7,905
Personalis Inc (b)(c)	1,346	8,776
Quanterix Corp (b)	767	4,165
Quantum-Si Inc Class A (b)	2,959	4,172
Repligen Corp (b)	1,164	155,592
Revvity Inc	2,618	229,468
Sotera Health Co (b)	3,408	53,608
Standard BioTools Inc (b)	6,291	8,178
Thermo Fisher Scientific Inc	8,352	4,050,887
Waters Corp (b)	1,317	394,850
West Pharmaceutical Services Inc	1,589	416,842
		11,752,313
Pharmaceuticals - 2.6%
Aclaris Therapeutics Inc (b)	2,303	4,376
Alumis Inc (b)	1,072	4,277
Amneal Intermediate Inc Class A (b)	3,290	32,933
Amphastar Pharmaceuticals Inc (b)	824	21,960
Amylyx Pharmaceuticals Inc (b)	1,571	21,350
ANI Pharmaceuticals Inc (b)	377	34,533
Aquestive Therapeutics Inc (b)(c)	1,781	9,956
Arvinas Inc (b)	1,539	13,112
Axsome Therapeutics Inc (b)	908	110,277
Bristol-Myers Squibb Co	45,061	2,032,251
Collegium Pharmaceutical Inc (b)	712	24,913
Corcept Therapeutics Inc (b)	2,096	174,199
CorMedix Inc (b)(c)	1,472	17,119
Crinetics Pharmaceuticals Inc (b)	2,064	85,966
Edgewise Therapeutics Inc (b)	1,506	24,427
Elanco Animal Health Inc (b)	11,017	221,882
Eli Lilly & Co	17,407	13,281,541
Enliven Therapeutics Inc (b)	850	17,400
Esperion Therapeutics Inc (b)	4,033	10,687
Evolus Inc (b)	1,024	6,287
EyePoint Pharmaceuticals Inc (b)	1,552	22,100
Fulcrum Therapeutics Inc (b)	990	9,108
Harmony Biosciences Holdings Inc (b)	843	23,233
Harrow Inc (b)(c)	684	32,955
Innoviva Inc (b)	1,227	22,393
Jazz Pharmaceuticals PLC (b)	1,370	180,566
Johnson & Johnson	53,241	9,871,946
LENZ Therapeutics Inc (b)(c)	347	16,163
Ligand Pharmaceuticals Inc (b)	435	77,056
Liquidia Corp (b)	1,061	24,127
Merck & Co Inc	55,576	4,664,494
Mind Medicine MindMed Inc (b)(c)	1,488	17,544
Nektar Therapeutics (b)	235	13,372
Nuvation Bio Inc Class A (b)	5,691	21,057
Ocular Therapeutix Inc (b)	2,826	33,036
Omeros Corp (b)(c)	1,200	4,920
Organon & Co	5,721	61,100
Pacira BioSciences Inc (b)	1,014	26,131
Perrigo Co PLC	3,028	67,434
Pfizer Inc	125,857	3,206,836
Phathom Pharmaceuticals Inc (b)	1,040	12,241
Phibro Animal Health Corp Class A	438	17,721
Prestige Consumer Healthcare Inc (b)	1,092	68,141
Royalty Pharma PLC Class A	8,025	283,122
Septerna Inc	366	6,884
SIGA Technologies Inc	962	8,802
Supernus Pharmaceuticals Inc (b)	1,235	59,021
Tarsus Pharmaceuticals Inc (b)	830	49,327
Terns Pharmaceuticals Inc (b)	1,431	10,747
Theravance Biopharma Inc (b)	767	11,198
Third Harmonic Bio Inc (b)(d)	456	0
Trevi Therapeutics Inc (b)	1,600	14,640
Veru Inc (b)(c)	380	1,444
Viatris Inc	26,159	258,974
WaVe Life Sciences Ltd (b)	2,649	19,391
Xeris Biopharma Holdings Inc (b)	3,524	28,685
Xeris Biopharma Holdings Inc rights (b)(d)	400	0
Zevra Therapeutics Inc (b)	1,026	9,757
Zoetis Inc Class A	9,862	1,443,008
		36,848,120
TOTAL HEALTH CARE		130,916,565

Industrials - 9.3%
Aerospace & Defense - 2.3%
AAR Corp (b)	781	70,032
AeroVironment Inc (b)	626	197,121
AerSale Corp (b)	648	5,307
Archer Aviation Inc Class A (b)(c)	10,877	104,202
Astronics Corp (b)	663	30,239
ATI Inc (b)	3,124	254,106
Axon Enterprise Inc (b)	1,637	1,174,777
Boeing Co (b)	16,686	3,601,339
BWX Technologies Inc	2,022	372,796
Byrna Technologies Inc (b)(c)	383	8,487
Cadre Holdings Inc	577	21,066
Curtiss-Wright Corp	834	452,812
Ducommun Inc (b)	306	29,416
GE Aerospace	23,595	7,097,848
General Dynamics Corp	5,572	1,900,052
HEICO Corp	898	289,892
HEICO Corp Class A	1,644	417,724
Hexcel Corp	1,775	111,293
Howmet Aerospace Inc	8,934	1,753,119
Huntington Ingalls Industries Inc	869	250,194
Intuitive Machines Inc Class A (b)(c)	2,209	23,239
Kratos Defense & Security Solutions Inc (b)	3,685	336,698
L3Harris Technologies Inc	4,138	1,263,787
Leonardo DRS Inc	1,667	75,682
Loar Holdings Inc (b)	588	47,040
Lockheed Martin Corp	4,614	2,303,355
Mercury Systems Inc (b)	1,117	86,456
Moog Inc Class A	631	131,040
National Presto Industries Inc	125	14,019
Northrop Grumman Corp	2,994	1,824,304
Redwire Corp Class A (b)	1,064	9,565
Rocket Lab Corp (c)	8,072	386,730
RTX Corp	29,559	4,946,107
Spirit AeroSystems Holdings Inc Class A (b)	2,585	99,781
StandardAero Inc (b)	2,902	79,196
Textron Inc	3,990	337,115
TransDigm Group Inc	1,243	1,638,299
V2X Inc (b)	321	18,647
Virgin Galactic Holdings Inc Class A (b)(c)	992	3,829
VSE Corp	393	65,332
Woodward Inc	1,316	332,566
		32,164,609
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	2,623	347,285
Expeditors International of Washington Inc	3,025	370,835
FedEx Corp	4,878	1,150,281
Forward Air Corp Class A (b)	475	12,178
GXO Logistics Inc (b)	2,511	132,807
Hub Group Inc Class A	1,404	48,354
United Parcel Service Inc Class B	16,237	1,356,277
		3,418,017
Building Products - 0.6%
A O Smith Corp	2,581	189,471
AAON Inc (c)	1,504	140,534
Advanced Drainage Systems Inc (c)	1,565	217,066
Allegion plc	1,899	336,788
American Woodmark Corp (b)	330	22,031
Apogee Enterprises Inc	485	21,131
Armstrong World Industries Inc	961	188,366
AZZ Inc	657	71,698
Builders FirstSource Inc (b)	2,448	296,820
Carlisle Cos Inc	954	313,828
Carrier Global Corp	17,649	1,053,645
CSW Industrials Inc	369	89,575
Fortune Brands Innovations Inc	2,676	142,872
Gibraltar Industries Inc (b)	672	42,202
Griffon Corp	875	66,631
Hayward Holdings Inc (b)	3,118	47,144
Insteel Industries Inc	439	16,831
Janus International Group Inc (b)	3,027	29,876
JELD-WEN Holding Inc (b)	1,947	9,560
Johnson Controls International plc	14,553	1,600,102
Lennox International Inc	706	373,728
Masco Corp	4,656	327,736
Masterbrand Inc (b)	2,766	36,428
Owens Corning	1,881	266,086
Quanex Building Products Corp	994	14,135
Resideo Technologies Inc (b)	3,277	141,501
Simpson Manufacturing Co Inc	930	155,738
Tecnoglass Inc	481	32,184
Trane Technologies PLC	4,932	2,081,107
Trex Co Inc (b)	2,354	121,631
UFP Industries Inc	1,329	124,248
Zurn Elkay Water Solutions Corp	3,145	147,909
		8,718,602
Commercial Services & Supplies - 0.5%
ABM Industries Inc	1,373	63,323
ACCO Brands Corp	2,005	8,000
ACV Auctions Inc Class A (b)	3,703	36,697
Brady Corp Class A	964	75,221
BrightView Holdings Inc (b)	1,505	20,167
Brink's Co/The	922	107,745
Casella Waste Systems Inc Class A (b)	1,393	132,168
CECO Environmental Corp (b)	647	33,126
Cintas Corp	7,590	1,557,923
Clean Harbors Inc (b)	1,111	257,996
Copart Inc (b)	19,461	875,161
CoreCivic Inc (b)	2,458	50,020
Deluxe Corp	1,020	19,747
Driven Brands Holdings Inc (b)	1,264	20,363
Ennis Inc	605	11,059
Enviri Corp (b)	1,791	22,728
GEO Group Inc/The (b)	3,073	62,966
Healthcare Services Group Inc (b)	1,626	27,366
HNI Corp	1,036	48,537
Interface Inc	1,296	37,506
Liquidity Services Inc (b)	476	13,057
MillerKnoll Inc	1,469	26,060
Montrose Environmental Group Inc (b)	723	19,854
MSA Safety Inc	874	150,389
OPENLANE Inc (b)	2,355	67,777
Perma-Fix Environmental Services Inc (b)(c)	370	3,736
Pitney Bowes Inc	3,461	39,490
Quad/Graphics Inc Class A	668	4,181
Republic Services Inc	4,490	1,030,365
Rollins Inc	6,240	366,538
Steelcase Inc Class A	2,109	36,275
Tetra Tech Inc	5,842	195,006
UniFirst Corp/MA	329	55,006
Veralto Corp	5,488	585,076
Vestis Corp	2,566	11,624
Virco Mfg. Corp	206	1,596
Waste Management Inc	8,096	1,787,840
		7,861,689
Construction & Engineering - 0.4%
AECOM	2,923	381,364
Ameresco Inc Class A (b)	736	24,715
API Group Corp (b)	8,084	277,847
Arcosa Inc	1,073	100,551
Argan Inc	285	76,964
Bowman Consulting Group Ltd (b)	320	13,555
Comfort Systems USA Inc	780	643,640
Construction Partners Inc Class A (b)	1,051	133,477
Dycom Industries Inc (b)	638	186,143
EMCOR Group Inc	992	644,344
Everus Construction Group Inc	1,122	96,212
Fluor Corp (b)	3,656	153,808
Granite Construction Inc	964	105,703
Great Lakes Dredge & Dock Corp (b)	1,535	18,405
IES Holdings Inc (b)	183	72,770
Limbach Holdings Inc (b)	226	21,949
MasTec Inc (b)	1,355	288,358
Matrix Service Co (b)	552	7,220
MYR Group Inc (b)	344	71,562
NWPX Infrastructure Inc (b)	209	11,062
Orion Group Holdings Inc (b)	743	6,182
Primoris Services Corp	1,189	163,285
Quanta Services Inc	3,282	1,360,126
Sterling Infrastructure Inc (b)	674	228,944
Tutor Perini Corp (b)	974	63,885
Valmont Industries Inc	445	172,540
WillScot Holdings Corp	4,004	84,524
		5,409,135
Electrical Equipment - 1.0%
Acuity Inc	677	233,152
Allient Inc	337	15,081
American Superconductor Corp (b)	874	51,907
AMETEK Inc	5,109	960,492
Array Technologies Inc (b)(c)	3,228	26,308
Atkore Inc	748	46,930
Blink Charging Co (b)(c)	1,737	2,849
Bloom Energy Corp Class A (b)(c)	4,473	378,282
ChargePoint Holdings Inc Class A (b)(c)	510	5,569
Eaton Corp PLC	8,659	3,240,631
Emerson Electric Co	12,448	1,632,929
EnerSys	867	97,936
Enovix Corp Class B (b)(c)	3,646	36,351
Eos Energy Enterprises Inc (b)(c)	5,001	56,961
Fluence Energy Inc Class A (b)(c)	1,313	14,180
FuelCell Energy Inc (b)	428	3,338
GE Vernova Inc	6,040	3,713,996
Generac Holdings Inc (b)	1,309	219,127
GrafTech International Ltd (b)	418	5,359
Hubbell Inc	1,183	509,057
Hyliion Holdings Corp Class A (b)(c)	2,513	4,951
LSI Industries Inc	607	14,331
Net Power Inc Class A (b)(c)	724	2,178
NEXTracker Inc Class A (b)	3,184	235,584
NuScale Power Corp Class A (b)(c)	2,642	95,112
nVent Electric PLC	3,644	359,444
Plug Power Inc (b)(c)	22,539	52,516
Powell Industries Inc (c)	206	62,791
Preformed Line Products Co	66	12,946
Regal Rexnord Corp	1,470	210,857
Rockwell Automation Inc	2,495	872,077
Sensata Technologies Holding PLC	3,219	98,340
SES AI Corp Class A (b)	3,267	5,456
Shoals Technologies Group Inc (b)	3,630	26,898
Sunrun Inc (b)	5,033	87,021
Thermon Group Holdings Inc (b)	751	20,067
Vertiv Holdings Co Class A	8,436	1,272,655
Vicor Corp (b)	517	25,705
		14,709,364
Ground Transportation - 0.9%
ArcBest Corp	495	34,586
Avis Budget Group Inc (b)(c)	375	60,216
Covenant Logistics Group Inc Class A	374	8,101
CSX Corp	41,548	1,475,369
Ftai Infrastructure Inc (c)	2,576	11,231
Heartland Express Inc	908	7,609
Hertz Global Holdings Inc (b)	2,754	18,727
JB Hunt Transport Services Inc	1,736	232,919
Knight-Swift Transportation Holdings Inc	3,604	142,394
Landstar System Inc	769	94,249
Lyft Inc Class A (b)	8,229	181,120
Marten Transport Ltd	1,221	13,016
Norfolk Southern Corp	4,985	1,497,544
Old Dominion Freight Line Inc	4,125	580,718
Proficient Auto Logistics Inc (b)	310	2,136
RXO Inc (b)	3,148	48,416
Ryder System Inc	917	172,983
Saia Inc (b)	592	177,221
Schneider National Inc Class B	1,033	21,858
U-Haul Holding Co (b)(c)	1,239	70,710
U-Haul Holding Co Class N	1,108	56,397
Uber Technologies Inc (b)	46,272	4,533,268
Union Pacific Corp	13,213	3,123,157
Universal Logistics Holdings Inc	154	3,610
Werner Enterprises Inc	1,341	35,295
XPO Inc (b)	2,609	337,265
		12,940,115
Industrial Conglomerates - 0.3%
3M Co	11,916	1,849,125
Honeywell International Inc	14,222	2,993,731
		4,842,856
Machinery - 1.7%
3D Systems Corp (b)	2,837	8,227
AGCO Corp	1,377	147,435
Alamo Group Inc	232	44,289
Albany International Corp Class A	656	34,965
Allison Transmission Holdings Inc	1,870	158,726
Astec Industries Inc	507	24,402
Atmus Filtration Technologies Inc	1,823	82,199
Blue Bird Corp (b)	689	39,652
Caterpillar Inc	10,406	4,965,224
Chart Industries Inc (b)	996	199,349
CNH Industrial NV Class A	19,367	210,132
Columbus McKinnon Corp/NY	596	8,547
Crane Co	1,084	199,608
Cummins Inc	3,048	1,287,384
Deere & Co	5,586	2,554,255
Donaldson Co Inc	2,653	217,148
Douglas Dynamics Inc	528	16,505
Dover Corp	3,040	507,163
Energy Recovery Inc (b)	1,223	18,859
Enerpac Tool Group Corp Class A	1,190	48,790
Enpro Inc	463	104,638
Esab Corp	1,252	139,898
ESCO Technologies Inc	567	119,699
Federal Signal Corp	1,355	161,231
Flowserve Corp	2,902	154,212
Fortive Corp	7,516	368,209
Franklin Electric Co Inc	869	82,729
Gates Industrial Corp PLC (b)	5,033	124,919
Gorman-Rupp Co/The	457	21,209
Graco Inc	3,697	314,097
Graham Corp (b)	218	11,968
Greenbrier Cos Inc/The	682	31,488
Helios Technologies Inc	723	37,690
Hillenbrand Inc	1,615	43,670
Hillman Solutions Corp Class A (b)	4,407	40,456
Hyster-Yale Inc Class A	256	9,436
IDEX Corp	1,673	272,297
Illinois Tool Works Inc	5,897	1,537,702
Ingersoll Rand Inc	8,946	739,119
ITT Inc	1,740	311,042
JBT Marel Corp	1,029	144,523
Kadant Inc	259	77,073
Kennametal Inc	1,681	35,183
Lincoln Electric Holdings Inc	1,235	291,250
Lindsay Corp	238	33,453
Manitowoc Co Inc/The (b)	819	8,198
Mayville Engineering Co Inc (b)	257	3,536
Middleby Corp/The (b)	1,188	157,921
Miller Industries Inc/TN	265	10,711
Mueller Industries Inc	2,449	247,618
Mueller Water Products Inc Class A1	3,450	88,044
Nordson Corp	1,200	272,340
Oshkosh Corp	1,427	185,082
Otis Worldwide Corp	8,739	799,007
PACCAR Inc	11,621	1,142,577
Parker-Hannifin Corp	2,827	2,143,291
Pentair PLC	3,636	402,723
Proto Labs Inc (b)	520	26,016
RBC Bearings Inc (b)	694	270,861
REV Group Inc	1,159	65,681
Snap-on Inc	1,156	400,589
SPX Technologies Inc (b)	1,036	193,504
Standex International Corp	266	56,365
Stanley Black & Decker Inc	3,430	254,952
Symbotic Inc Class A (b)(c)	902	48,618
Tennant CO	406	32,910
Terex Corp	1,444	74,077
Timken Co/The	1,399	105,177
Titan International Inc (b)	1,001	7,568
Toro Co/The	2,219	169,088
Trinity Industries Inc	1,803	50,556
Wabash National Corp	905	8,932
Watts Water Technologies Inc Class A	609	170,082
Westinghouse Air Brake Technologies Corp	3,788	759,380
Worthington Enterprises Inc	680	37,733
Xylem Inc/NY	5,390	795,025
		24,968,212
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	998	17,764
Kirby Corp (b)	1,249	104,229
Matson Inc	719	70,886
		192,879
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	2,667	132,763
Allegiant Travel Co (b)(c)	324	19,689
American Airlines Group Inc (b)	14,632	164,464
Delta Air Lines 1991 Series K Pass Through Trust	14,457	820,436
Frontier Group Holdings Inc (b)(c)	1,883	8,313
JetBlue Airways Corp (b)	6,631	32,625
Joby Aviation Inc Class A (b)	11,073	178,718
SkyWest Inc (b)	891	89,652
Southwest Airlines Co	12,613	402,481
Strata Critical Medical Inc (b)(c)	1,385	7,008
Sun Country Airlines Holdings Inc (b)	814	9,613
United Airlines Holdings Inc (b)	7,230	697,695
		2,563,457
Professional Services - 0.7%
Alight Inc Class A	9,979	32,532
Amentum Holdings Inc (b)	3,315	79,394
Automatic Data Processing Inc	8,980	2,635,630
Barrett Business Services Inc	569	25,218
BlackSky Technology Inc Class A (b)(c)	521	10,498
Booz Allen Hamilton Holding Corp Class A	2,803	280,160
Broadridge Financial Solutions Inc	2,603	619,957
CACI International Inc (b)	487	242,906
Cbiz Inc (b)	1,182	62,599
Clarivate PLC (b)(c)	9,337	35,761
Concentrix Corp (c)	1,034	47,719
Conduent Inc (b)	3,494	9,783
CRA International Inc	150	31,280
CSG Systems International Inc	599	38,564
Dayforce Inc (b)	3,545	244,215
Equifax Inc	2,753	706,227
ExlService Holdings Inc (b)	3,615	159,168
Exponent Inc	1,124	78,096
First Advantage Corp (b)	1,351	20,792
Franklin Covey Co (b)	234	4,542
FTI Consulting Inc (b)	739	119,459
Genpact Ltd	3,581	150,008
Heidrick & Struggles International Inc	464	23,093
Huron Consulting Group Inc (b)	364	53,424
ICF International Inc	413	38,326
Innodata Inc (b)(c)	605	46,627
Insperity Inc	788	38,770
Jacobs Solutions Inc	2,658	398,328
KBR Inc	2,891	136,715
Kelly Services Inc Class A	665	8,725
Kforce Inc	388	11,632
Korn Ferry	1,139	79,707
Legalzoom.com Inc (b)	2,536	26,324
Leidos Holdings Inc	2,850	538,536
ManpowerGroup Inc	1,013	38,393
Maximus Inc	1,241	113,390
Mistras Group Inc (b)	397	3,906
Parsons Corp (b)	1,034	85,739
Paychex Inc	7,102	900,250
Paycom Software Inc	1,080	224,791
Paylocity Holding Corp (b)	958	152,581
Planet Labs PBC Class A (b)	4,868	63,187
Resolute Holdings Management Inc	73	5,267
Resources Connection Inc	678	3,424
Robert Half Inc	2,219	75,402
Science Applications International Corp	1,036	102,947
Spire Global Inc Class A (b)	636	6,990
SS&C Technologies Holdings Inc	4,756	422,143
TransUnion	4,320	361,930
TriNet Group Inc	659	44,081
TrueBlue Inc (b)	552	3,383
TTEC Holdings Inc (b)	318	1,067
UL Solutions Inc Class A	1,371	97,149
Upwork Inc (b)	2,703	50,195
Verisk Analytics Inc	3,095	778,423
Verra Mobility Corp Class A (b)	3,514	86,796
Willdan Group Inc (b)	300	29,007
		10,685,156
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,307	146,841
Alta Equipment Group Inc Class A	399	2,888
Applied Industrial Technologies Inc	843	220,065
BlueLinx Holdings Inc (b)	173	12,643
Boise Cascade Co	830	64,176
Core & Main Inc Class A (b)	4,193	225,709
Custom Truck One Source Inc Class A (b)	1,033	6,632
Distribution Solutions Group Inc (b)	199	5,985
DNOW Inc (b)	2,358	35,960
DXP Enterprises Inc/TX (b)	282	33,578
Fastenal Co	25,392	1,245,224
Ferguson Enterprises Inc	4,398	987,703
FTAI Aviation Ltd	2,270	378,772
GATX Corp	786	137,393
Global Industrial Co	319	11,698
Herc Holdings Inc	715	83,412
Hudson Technologies Inc (b)	784	7,785
McGrath RentCorp	556	65,219
Mrc Global Inc (b)	1,902	27,427
MSC Industrial Direct Co Inc Class A	982	90,481
NPK International Inc (b)	1,819	20,573
QXO Inc (b)(c)	10,703	203,999
Rush Enterprises Inc Class A	1,356	72,505
SiteOne Landscape Supply Inc (b)	984	126,739
Titan Machinery Inc (b)(c)	451	7,550
Transcat Inc (b)	207	15,152
United Rentals Inc	1,439	1,373,756
Watsco Inc	773	312,524
Wesco International Inc	983	207,905
Willis Lease Finance Corp	69	9,459
WW Grainger Inc	967	921,512
Xometry Inc Class A (b)	1,027	55,941
		7,117,206
TOTAL INDUSTRIALS		135,591,297

Information Technology - 31.8%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	1,517	14,229
Applied Optoelectronics Inc (b)(c)	1,142	29,612
Arista Networks Inc	22,793	3,321,168
Aviat Networks Inc (b)	252	5,778
Calix Inc (b)	1,275	78,247
Ciena Corp (b)	3,148	458,569
Cisco Systems Inc	88,018	6,022,193
Clearfield Inc (b)	257	8,836
CommScope Holding Co Inc (b)	4,854	75,140
Digi International Inc (b)	813	29,642
Extreme Networks Inc (b)	2,953	60,979
F5 Inc (b)	1,270	410,451
Harmonic Inc (b)	2,441	24,849
Lumentum Holdings Inc (b)	1,537	250,085
Motorola Solutions Inc	3,693	1,688,772
Netgear Inc (b)	610	19,758
NetScout Systems Inc (b)	1,555	40,166
Ribbon Communications Inc (b)	1,924	7,311
Viasat Inc (b)	1,890	55,377
Viavi Solutions Inc (b)	4,919	62,422
		12,663,584
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)	569	4,984
Advanced Energy Industries Inc	838	142,577
Aeva Technologies Inc (b)	703	10,194
Amphenol Corp Class A	26,764	3,312,046
Arlo Technologies Inc (b)	2,292	38,849
Arrow Electronics Inc (b)	1,156	139,876
Avnet Inc	1,848	96,613
Badger Meter Inc	647	115,541
Bel Fuse Inc Class B	235	33,140
Belden Inc	868	104,394
Benchmark Electronics Inc	788	30,377
CDW Corp/DE	2,918	464,779
Climb Global Solutions Inc	81	10,922
Cognex Corp	3,730	168,969
Coherent Corp (b)	3,442	370,772
Corning Inc	17,060	1,399,432
Crane NXT Co (c)	1,086	72,838
CTS Corp	647	25,841
Daktronics Inc (b)	933	19,518
ePlus Inc	587	41,683
Evolv Technologies Holdings Inc Class A (b)	2,490	18,800
Flex Ltd (b)	8,473	491,180
Insight Enterprises Inc (b)	605	68,613
IPG Photonics Corp (b)	604	47,831
Itron Inc (b)	1,001	124,685
Jabil Inc	2,377	516,213
Keysight Technologies Inc (b)	3,831	670,119
Kimball Electronics Inc (b)	533	15,915
Knowles Corp (b)	1,927	44,918
Lightwave Logic Inc (b)(c)	2,790	10,351
Littelfuse Inc	551	142,715
Methode Electronics Inc	773	5,836
MicroVision Inc (b)(c)	5,340	6,622
Mirion Technologies Inc Class A (b)	4,120	95,831
Napco Security Technologies Inc	815	35,004
nLight Inc (b)	1,094	32,415
Novanta Inc (b)	793	79,419
OSI Systems Inc (b)	343	85,489
Ouster Inc Class A (b)	1,018	27,537
PAR Technology Corp (b)	876	34,672
PC Connection Inc	278	17,233
Plexus Corp (b)	598	86,525
Powerfleet Inc NJ (b)(c)	2,461	12,896
Ralliant Corp	2,487	108,757
Red Cat Holdings Inc (b)(c)	1,411	14,604
Rogers Corp (b)	374	30,092
Sanmina Corp (b)	1,191	137,096
ScanSource Inc (b)	450	19,796
SmartRent Inc Class A (b)	3,689	5,201
TD SYNNEX Corp	1,653	270,679
Teledyne Technologies Inc (b)	1,037	607,723
Trimble Inc (b)	5,275	430,704
TTM Technologies Inc (b)	2,232	128,563
Vishay Intertechnology Inc	2,472	37,822
Vishay Precision Group Inc (b)	248	7,948
Vontier Corp	3,292	138,165
Zebra Technologies Corp Class A (b)	1,126	334,602
		11,545,916
IT Services - 0.9%
Akamai Technologies Inc (b)	3,237	245,235
Amdocs Ltd	2,489	204,222
Applied Digital Corp (b)(c)	4,009	91,966
ASGN Inc (b)	993	47,019
Backblaze Inc Class A (b)	1,121	10,403
BigBear.ai Holdings Inc (b)(c)	2,963	19,319
Cloudflare Inc Class A (b)	6,873	1,474,877
Cognizant Technology Solutions Corp Class A	10,907	731,532
Commerce.com Inc (b)	1,373	6,851
DigitalOcean Holdings Inc (b)	1,416	48,371
DXC Technology Co (b)	4,014	54,711
EPAM Systems Inc (b)	1,257	189,543
Fastly Inc Class A (b)	3,059	26,154
Gartner Inc (b)	1,703	447,668
GoDaddy Inc Class A (b)	3,149	430,878
Grid Dynamics Holdings Inc (b)	1,360	10,486
Hackett Group Inc/The	597	11,349
IBM Corporation	20,564	5,802,338
Kyndryl Holdings Inc (b)	5,170	155,255
MongoDB Inc Class A (b)	1,797	557,753
Okta Inc Class A (b)	3,701	339,382
Rackspace Technology Inc (b)	1,635	2,305
Snowflake Inc (b)	7,384	1,665,461
TSS Inc/MD (b)	336	6,085
Twilio Inc Class A (b)	3,380	338,304
Unisys Corp (b)	1,472	5,741
VeriSign Inc	1,786	499,312
		13,422,520
Semiconductors & Semiconductor Equipment - 12.3%
ACM Research Inc Class A (b)	1,130	44,217
Advanced Micro Devices Inc (b)	35,879	5,804,863
Aehr Test Systems (b)(c)	628	18,909
Alpha & Omega Semiconductor Ltd (b)	552	15,434
Ambarella Inc (b)	892	73,608
Amkor Technology Inc	2,521	71,596
Analog Devices Inc	10,973	2,696,066
Applied Materials Inc	17,977	3,680,611
Atomera Inc (b)(c)	611	2,700
Axcelis Technologies Inc (b)	708	69,129
Broadcom Inc	104,044	34,325,156
CEVA Inc (b)	540	14,261
Cirrus Logic Inc (b)	1,183	148,218
Cohu Inc (b)	1,038	21,103
Credo Technology Group Holding Ltd (b)	3,232	470,612
Diodes Inc (b)	1,016	54,061
Enphase Energy Inc (b)	2,883	102,029
Entegris Inc	3,354	310,111
First Solar Inc (b)	2,374	523,538
FormFactor Inc (b)	1,686	61,404
Ichor Holdings Ltd (b)	756	13,245
Impinj Inc (b)	524	94,713
Intel Corp (b)	96,535	3,238,749
KLA Corp	2,926	3,155,984
Kopin Corp (b)(c)	3,094	7,518
Lam Research Corp	28,302	3,789,638
Lattice Semiconductor Corp (b)	3,046	223,333
MACOM Technology Solutions Holdings Inc (b)	1,322	164,576
Marvell Technology Inc	19,118	1,607,250
MaxLinear Inc Class A (b)	1,707	27,449
Microchip Technology Inc	11,908	764,732
Micron Technology Inc	24,730	4,137,824
MKS Inc	1,487	184,046
Monolithic Power Systems Inc	1,060	975,878
Navitas Semiconductor Corp Class A (b)	2,995	21,624
NVE Corp	106	6,919
NVIDIA Corp	539,641	100,686,218
ON Semiconductor Corp (b)	9,257	456,463
Onto Innovation Inc (b)	1,088	140,591
PDF Solutions Inc (b)	709	18,306
Penguin Solutions Inc (b)	1,200	31,536
Photronics Inc (b)	1,409	32,337
Power Integrations Inc	1,228	49,378
Qorvo Inc (b)	2,070	188,536
QUALCOMM Inc	24,273	4,038,056
Rambus Inc (b)	2,379	247,892
Rigetti Computing Inc Class A (b)	5,627	167,628
Semtech Corp (b)	1,913	136,684
Silicon Laboratories Inc (b)	716	93,889
SiTime Corp (b)	459	138,301
SkyWater Technology Inc (b)	501	9,349
Skyworks Solutions Inc	3,322	255,728
SolarEdge Technologies Inc (b)	1,295	47,915
Synaptics Inc (b)	842	57,542
Teradyne Inc	3,550	488,622
Texas Instruments Inc	20,101	3,693,157
Ultra Clean Holdings Inc (b)	1,004	27,359
Universal Display Corp	985	141,476
Veeco Instruments Inc (b)	1,324	40,289
		178,108,356
Software - 10.6%
8x8 Inc (b)	2,850	6,042
A10 Networks Inc	1,631	29,603
ACI Worldwide Inc (b)	2,305	121,635
Adeia Inc	2,386	40,085
Adobe Inc (b)	9,429	3,326,080
Agilysys Inc (b)	508	53,467
Alarm.com Holdings Inc (b)	1,099	58,335
Alkami Technology Inc (b)(c)	1,493	37,086
Amplitude Inc Class A (b)	1,914	20,518
Appfolio Inc Class A (b)	513	141,414
Appian Corp Class A (b)	965	29,500
AppLovin Corp Class A (b)	4,902	3,522,283
Arteris Inc (b)	541	5,463
Asana Inc Class A (b)	1,994	26,640
Atlassian Corp Class A (b)	3,660	584,502
Aurora Innovation Inc Class A (b)(c)	23,686	127,668
Autodesk Inc (b)	4,734	1,503,850
AvePoint Inc Class A (b)	2,428	36,444
Bentley Systems Inc Class B (c)	3,434	176,782
BILL Holdings Inc (b)	2,090	110,707
Blackbaud Inc (b)	857	55,114
BlackLine Inc (b)	1,146	60,853
Blend Labs Inc Class A (b)	4,415	16,115
Box Inc Class A (b)	3,194	103,070
Braze Inc Class A (b)	1,522	43,286
C3.ai Inc Class A (b)(c)	2,559	44,373
Cadence Design Systems Inc (b)	6,043	2,122,664
Ccc Intelligent Solutions Holdings Inc Class A (b)	10,569	96,284
Cerence Inc (b)	1,036	12,909
Cipher Mining Inc (b)	5,239	65,959
Circle Internet Group Inc Class A (c)	758	100,496
Cleanspark Inc (b)(c)	6,147	89,132
Clear Secure Inc Class A	2,046	68,295
Clearwater Analytics Holdings Inc Class A (b)	5,311	95,704
Commvault Systems Inc (b)	979	184,816
Confluent Inc Class A (b)	6,285	124,443
Consensus Cloud Solutions Inc (b)	378	11,102
Core Scientific Inc (b)(c)	6,554	117,579
Crowdstrike Holdings Inc Class A (b)	5,511	2,702,484
Daily Journal Corp (b)	21	9,768
Datadog Inc Class A (b)	7,072	1,007,053
Digimarc Corp (b)	320	3,125
Digital Turbine Inc (b)	2,243	14,355
Docusign Inc (b)	4,485	323,324
Dolby Laboratories Inc Class A	1,350	97,700
Domo Inc Class B (b)	725	11,484
Dropbox Inc Class A (b)	4,360	131,716
Dynatrace Inc (b)	6,632	321,320
Elastic NV (b)	1,948	164,587
Expensify Inc Class A (b)	1,068	1,975
Fair Isaac Corp (b)	539	806,630
Five9 Inc (b)	1,691	40,922
Fortinet Inc (b)	14,061	1,182,249
Freshworks Inc Class A (b)	4,422	52,047
Gen Digital Inc	12,068	342,611
Gitlab Inc Class A (b)(c)	2,827	127,441
Guidewire Software Inc (b)	1,855	426,390
HubSpot Inc (b)	1,169	546,858
I3 Verticals Inc Class A (b)(c)	492	15,970
Informatica Inc Class A (b)	1,826	45,358
Intapp Inc (b)	1,196	48,916
InterDigital Inc (c)	575	198,507
Intuit Inc	6,186	4,224,481
Jamf Holding Corp (b)	1,501	16,061
Klaviyo Inc Class A (b)	2,336	64,684
LiveRamp Holdings Inc (b)	1,475	40,032
Manhattan Associates Inc (b)	1,344	275,493
MARA Holdings Inc (b)(c)	7,837	143,104
Meridianlink Inc (b)	605	12,058
Microsoft Corp	164,463	85,183,611
Mitek Systems Inc (b)	955	9,330
N-able Inc/US (b)	1,639	12,784
nCino Inc (b)	2,048	55,521
NCR Voyix Corp (b)	2,985	37,462
NextNav Inc Class A (b)(c)	1,489	21,293
Nutanix Inc Class A (b)	5,482	407,806
OneSpan Inc	770	12,235
Onestream Inc Class A (b)(c)	1,636	30,151
Ooma Inc (b)	624	7,482
Oracle Corp	35,990	10,121,828
PagerDuty Inc (b)	2,007	33,156
Palantir Technologies Inc Class A (b)	47,069	8,586,327
Palo Alto Networks Inc (b)	14,651	2,983,237
Pegasystems Inc	1,960	112,700
Pivotal Software Inc Class A rights (b)(d)	193	0
Porch Group Inc (b)	2,101	35,255
Procore Technologies Inc (b)	2,385	173,914
Progress Software Corp (b)	933	40,987
PROS Holdings Inc (b)	1,009	23,116
PTC Inc (b)	2,657	539,424
Q2 Holdings Inc (b)	1,368	99,030
Qualys Inc (b)	802	106,129
Rapid7 Inc (b)	1,393	26,119
Red Violet Inc	270	14,108
Rekor Systems Inc (b)	2,820	4,426
RingCentral Inc Class A (b)(c)	1,808	51,239
Riot Platforms Inc (b)	6,859	130,527
Roper Technologies Inc	2,379	1,186,384
Rubrik Inc Class A (b)	2,734	224,872
Salesforce Inc	21,229	5,031,273
Samsara Inc Class A (b)	6,249	232,775
SEMrush Holdings Inc Class A (b)	685	4,849
SentinelOne Inc Class A (b)	6,961	122,583
Servicenow Inc (b)	4,580	4,214,882
SoundHound AI Inc Class A (b)(c)	8,216	132,113
Sprinklr Inc Class A (b)	2,504	19,331
Sprout Social Inc Class A (b)	1,127	14,561
SPS Commerce Inc (b)	835	86,957
Strategy Inc Class A (b)	5,616	1,809,531
Synopsys Inc (b)	3,422	1,688,381
Telos Corp (b)	1,306	8,933
Tenable Holdings Inc (b)	2,693	78,528
Teradata Corp (b)	2,090	44,956
Terawulf Inc (b)(c)	6,890	78,684
Tyler Technologies Inc (b)	956	500,141
UiPath Inc Class A (b)	9,150	122,427
Unity Software Inc (b)	6,721	269,109
Varonis Systems Inc (b)	2,459	141,319
Verint Systems Inc (b)	1,309	26,507
Veritone Inc (b)	797	3,841
Vertex Inc Class A (b)	1,233	30,566
Viant Technology Inc Class A (b)	339	2,925
Weave Communications Inc (b)	938	6,266
Workday Inc Class A (b)	4,795	1,154,300
Workiva Inc Class A (b)	1,141	98,217
Xperi Inc (b)	925	5,993
Yext Inc (b)	2,483	21,155
Zeta Global Holdings Corp Class A (b)	4,669	92,773
Zoom Communications Inc Class A (b)	5,807	479,078
Zscaler Inc (b)	2,124	636,478
		154,198,886
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	330,497	84,154,451
CompoSecure Inc Class A (b)	913	19,009
Corsair Gaming Inc (b)	992	8,849
Dell Technologies Inc Class C	6,631	940,077
Diebold Nixdorf Inc (b)	811	46,251
Eastman Kodak Co (b)(c)	1,568	10,051
Hewlett Packard Enterprise Co	29,088	714,401
HP Inc	20,882	568,617
Immersion Corp	765	5,615
IonQ Inc (b)(c)	4,991	306,947
NetApp Inc	4,505	533,662
Pure Storage Inc Class A (b)	6,880	576,613
Sandisk Corp/DE	2,994	335,927
Seagate Technology Holdings PLC	4,698	1,109,010
Super Micro Computer Inc (b)(c)	11,361	544,646
Turtle Beach Corp (b)	352	5,596
Western Digital Corp	7,722	927,103
Xerox Holdings Corp (c)	2,584	9,716
		90,816,541
TOTAL INFORMATION TECHNOLOGY		460,755,803

Materials - 2.1%
Chemicals - 1.1%
AdvanSix Inc	630	12,209
Air Products and Chemicals Inc	4,926	1,343,419
Albemarle Corp (c)	2,611	211,700
American Vanguard Corp (b)	736	4,225
Arq Inc (b)	671	4,804
Ashland Inc	990	47,431
ASP Isotopes Inc (b)	1,177	11,323
Aspen Aerogels Inc (b)(c)	1,384	9,633
Avient Corp	2,018	66,493
Axalta Coating Systems Ltd (b)	4,861	139,122
Balchem Corp	717	107,593
Cabot Corp	1,191	90,576
Celanese Corp	2,405	101,202
CF Industries Holdings Inc	3,582	321,305
Chemours Co/The	3,304	52,335
Corteva Inc	15,088	1,020,401
Dow Inc	15,697	359,932
DuPont de Nemours Inc	9,275	722,523
Eastman Chemical Co	2,567	161,849
Ecolab Inc	5,581	1,528,413
Ecovyst Inc (b)	2,386	20,901
Element Solutions Inc	4,897	123,257
FMC Corp	2,748	92,415
Hawkins Inc	418	76,377
HB Fuller Co	1,236	73,270
Huntsman Corp	3,658	32,849
Ingevity Corp (b)	806	44,483
Innospec Inc	545	42,052
International Flavors & Fragrances Inc	5,670	348,932
Intrepid Potash Inc (b)	187	5,718
Koppers Holdings Inc	493	13,804
Kronos Worldwide Inc	459	2,635
Linde PLC	10,410	4,944,750
LSB Industries Inc (b)	1,103	8,692
LyondellBasell Industries NV Class A1	5,703	279,675
Mativ Holdings Inc	1,277	14,443
Minerals Technologies Inc	688	42,739
Mosaic Co/The	7,021	243,488
NewMarket Corp	166	137,483
Olin Corp	2,612	65,274
Origin Materials Inc Class A (b)	2,094	1,085
Perimeter Solutions Inc	3,077	68,894
PPG Industries Inc	5,033	529,019
PureCycle Technologies Inc (b)(c)	3,266	42,948
Quaker Chemical Corp	301	39,657
Rayonier Advanced Materials Inc (b)	1,640	11,841
RPM International Inc	2,837	334,426
Scotts Miracle-Gro Co/The	956	54,444
Sensient Technologies Corp	933	87,562
Sherwin-Williams Co/The	5,100	1,765,926
Stepan Co	466	22,228
Trinseo PLC	793	1,864
Tronox Holdings PLC	2,600	10,452
Westlake Corp	752	57,949
		15,958,020
Construction Materials - 0.3%
Amrize Ltd (United States)	11,663	566,005
CRH PLC	14,937	1,790,947
Eagle Materials Inc	740	172,450
Knife River Corp (b)	1,244	95,626
Martin Marietta Materials Inc	1,335	841,424
United States Lime & Minerals Inc	235	30,914
Vulcan Materials Co	2,923	899,173
		4,396,539
Containers & Packaging - 0.2%
Amcor PLC	50,845	415,912
AptarGroup Inc	1,465	195,812
Ardagh Metal Packaging SA	3,041	12,134
Avery Dennison Corp	1,729	280,392
Ball Corp	6,141	309,629
Crown Holdings Inc	2,544	245,725
Graphic Packaging Holding CO	6,630	129,749
Greif Inc Class A	567	33,884
International Paper Co	11,702	542,973
Myers Industries Inc	840	14,230
O-I Glass Inc (b)	3,439	44,604
Packaging Corp of America	1,975	430,412
Ranpak Holdings Corp Class A (b)	939	5,276
Sealed Air Corp	3,241	114,569
Silgan Holdings Inc	1,815	78,063
Smurfit WestRock PLC	10,993	467,972
Sonoco Products Co	2,180	93,936
TriMas Corp	845	32,651
		3,447,923
Metals & Mining - 0.5%
Alcoa Corp	5,747	189,019
Alpha Metallurgical Resources Inc (b)	239	39,218
Carpenter Technology Corp	1,101	270,340
Century Aluminum Co (b)	1,138	33,412
Cleveland-Cliffs Inc (b)	10,650	129,930
Coeur Mining Inc (b)	14,170	265,829
Commercial Metals Co	2,482	142,169
Compass Minerals International Inc (b)	746	14,323
Contango ORE Inc (b)	209	5,209
Freeport-McMoRan Inc	31,796	1,247,039
Hecla Mining Co	14,079	170,356
Idaho Strategic Resources Inc (b)(c)	246	8,312
Ivanhoe Electric Inc / US (b)(c)	1,962	24,623
Kaiser Aluminum Corp	354	27,315
Materion Corp	459	55,452
Mesabi Trust	279	8,166
Metallus Inc (b)	852	14,084
MP Materials Corp (b)(c)	2,683	179,949
Newmont Corp	24,632	2,076,724
Nucor Corp	5,110	692,047
Olympic Steel Inc	224	6,821
Ramaco Resources Inc Class A (b)	592	19,648
Reliance Inc	1,162	326,324
Royal Gold Inc	1,459	292,646
Ryerson Holding Corp	617	14,105
Steel Dynamics Inc	3,055	425,959
SunCoke Energy Inc	1,893	15,447
Warrior Met Coal Inc	1,178	74,968
Worthington Steel Inc	753	22,884
		6,792,318
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	336	6,975
Louisiana-Pacific Corp	1,381	122,688
Sylvamo Corp	767	33,917
		163,580
TOTAL MATERIALS		30,758,380

Real Estate - 2.3%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	1,607	29,231
Alpine Income Property Trust Inc	268	3,797
American Assets Trust Inc	1,082	21,986
Armada Hoffler Properties Inc Class A	1,880	13,179
Broadstone Net Lease Inc Class A	4,157	74,286
CTO Realty Growth Inc	710	11,573
Essential Properties Realty Trust Inc	4,406	131,123
Gladstone Commercial Corp	1,107	13,638
Global Net Lease Inc	4,321	35,130
One Liberty Properties Inc	348	7,697
WP Carey Inc	4,841	327,106
		668,746
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	3,418	284,856
American Healthcare REIT Inc	3,547	149,009
CareTrust REIT Inc	4,271	148,118
Community Healthcare Trust Inc	544	8,323
Diversified Healthcare Trust	4,615	20,352
Global Medical REIT Inc	290	9,776
Healthcare Realty Trust Inc	7,727	139,318
Healthpeak Properties Inc	15,380	294,527
LTC Properties Inc	1,033	38,076
Medical Properties Trust Inc (c)	13,322	67,543
National Health Investors Inc	1,037	82,442
Omega Healthcare Investors Inc	6,406	270,461
Sabra Health Care REIT Inc	5,336	99,463
Sila Realty Trust Inc (c)	1,256	31,526
Universal Health Realty Income Trust	274	10,733
Ventas Inc	9,983	698,710
Welltower Inc	13,746	2,448,713
		4,801,946
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	5,029	60,398
Chatham Lodging Trust	1,072	7,193
DiamondRock Hospitality Co	4,543	36,162
Host Hotels & Resorts Inc	15,341	261,104
Park Hotels & Resorts Inc (c)	4,605	51,023
Pebblebrook Hotel Trust	2,640	30,070
RLJ Lodging Trust (c)	3,259	23,465
Ryman Hospitality Properties Inc	1,318	118,080
Service Properties Trust	3,867	10,480
Summit Hotel Properties Inc	2,531	13,895
Sunstone Hotel Investors Inc	4,590	43,008
Xenia Hotels & Resorts Inc	2,194	30,102
		684,980
Industrial REITs - 0.2%
Americold Realty Trust Inc	5,777	70,710
EastGroup Properties Inc	1,165	197,188
First Industrial Realty Trust Inc	2,945	151,579
Lineage Inc (c)	1,345	51,971
LXP Industrial Trust	6,525	58,464
Plymouth Industrial REIT Inc	909	20,297
Prologis Inc	20,540	2,352,241
Rexford Industrial Realty Inc	5,237	215,293
STAG Industrial Inc Class A	4,164	146,948
Terreno Realty Corp	2,273	128,993
		3,393,684
Office REITs - 0.1%
Brandywine Realty Trust	3,884	16,196
BXP Inc	3,226	239,822
COPT Defense Properties	2,493	72,447
Cousins Properties Inc	3,693	106,875
Douglas Emmett Inc	3,681	57,313
Easterly Government Properties Inc	970	22,242
Empire State Realty Trust Inc Class A	3,047	23,340
Highwoods Properties Inc	2,387	75,954
Hudson Pacific Properties Inc (b)	7,338	20,253
JBG SMITH Properties	1,589	35,355
Kilroy Realty Corp	2,342	98,950
NET Lease Office Properties	306	9,076
Orion Properties Inc	1,152	3,110
Paramount Group Inc (b)	4,058	26,539
Peakstone Realty Trust	796	10,444
Piedmont Realty Trust Inc Class A1	2,802	25,218
Postal Realty Trust Inc Class A	523	8,206
SL Green Realty Corp	1,562	93,423
Vornado Realty Trust	3,715	150,569
		1,095,332
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (b)	2,183	23,118
CBRE Group Inc Class A (b)	6,497	1,023,668
Compass Inc Class A (b)	9,426	75,691
CoStar Group Inc (b)	9,343	788,269
Cushman & Wakefield PLC (b)	5,087	80,985
Douglas Elliman Inc (b)	1,663	4,756
eXp World Holdings Inc (c)	1,885	20,094
Forestar Group Inc (b)	435	11,567
Howard Hughes Holdings Inc (b)	671	55,136
Jones Lang LaSalle Inc (b)	1,048	312,597
Kennedy-Wilson Holdings Inc	2,614	21,748
Marcus & Millichap Inc	548	16,084
Newmark Group Inc Class A	3,405	63,503
Opendoor Technologies Inc Class A (b)(c)	14,313	114,075
RE/MAX Holdings Inc Class A (b)	418	3,942
RMR Group Inc/The Class A	433	6,811
Seaport Entertainment Group Inc (b)	173	3,965
St Joe Co/The	827	40,920
Tejon Ranch Co (b)	522	8,342
Zillow Group Inc Class A (b)	1,095	81,511
Zillow Group Inc Class C (b)	3,632	279,846
		3,036,628
Residential REITs - 0.3%
American Homes 4 Rent Class A	7,037	233,980
Apartment Investment and Management Co Class A	2,780	22,045
AvalonBay Communities Inc	3,151	608,679
Camden Property Trust	2,362	252,214
Centerspace	373	21,970
Elme Communities	1,957	32,995
Equity LifeStyle Properties Inc	4,234	257,004
Equity Residential	7,587	491,107
Essex Property Trust Inc	1,423	380,880
Independence Realty Trust Inc	5,163	84,622
Invitation Homes Inc	12,597	369,470
Mid-America Apartment Communities Inc	2,584	361,062
NexPoint Residential Trust Inc	498	16,045
Sun Communities Inc	2,657	342,753
UDR Inc	6,674	248,673
UMH Properties Inc	1,721	25,557
Veris Residential Inc	1,773	26,950
		3,776,006
Retail REITs - 0.3%
Acadia Realty Trust	3,009	60,631
Agree Realty Corp	2,443	173,551
Alexander's Inc	50	11,725
Brixmor Property Group Inc	6,794	188,058
CBL & Associates Properties Inc	298	9,113
Curbline Properties Corp	2,109	47,031
Federal Realty Investment Trust	1,725	174,760
FrontView REIT Inc	427	5,854
Getty Realty Corp (c)	1,153	30,935
InvenTrust Properties Corp	1,736	49,684
Kimco Realty Corp	14,955	326,767
Kite Realty Group Trust	4,855	108,267
Macerich Co/The	5,561	101,210
NETSTREIT Corp (c)	1,808	32,652
NNN REIT Inc	4,182	178,028
Phillips Edison & Co Inc	2,780	95,437
Realty Income Corp	19,991	1,215,253
Regency Centers Corp	3,614	263,461
Saul Centers Inc	269	8,573
Simon Property Group Inc	6,785	1,273,341
SITE Centers Corp	1,007	9,073
Tanger Inc	2,497	84,498
Urban Edge Properties	2,786	57,029
Whitestone REIT	986	12,108
		4,517,039
Specialized REITs - 0.9%
American Tower Corp	10,361	1,992,628
Crown Castle Inc	9,661	932,190
CubeSmart	5,065	205,943
Digital Realty Trust Inc	7,007	1,211,370
EPR Properties	1,709	99,139
Equinix Inc	2,165	1,695,715
Extra Space Storage Inc	4,710	663,827
Farmland Partners Inc	919	9,999
Four Corners Property Trust Inc	2,333	56,925
Gaming and Leisure Properties Inc	6,084	283,575
Gladstone Land Corp	749	6,861
Iron Mountain Inc	6,534	666,076
Lamar Advertising Co Class A	1,948	238,474
Millrose Properties Inc Class A	2,644	88,865
National Storage Affiliates Trust	1,565	47,294
Outfront Media Inc	3,059	56,041
PotlatchDeltic Corp	1,583	64,507
Public Storage Operating Co	3,497	1,010,108
Rayonier Inc	3,096	82,168
Safehold Inc	1,017	15,753
SBA Communications Corp Class A	2,382	460,560
VICI Properties Inc	23,350	761,444
Weyerhaeuser Co	16,086	398,772
		11,048,234
TOTAL REAL ESTATE		33,022,595

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	1,273	84,527
Alliant Energy Corp	5,662	381,675
American Electric Power Co Inc	11,818	1,329,525
Constellation Energy Corp	6,937	2,282,759
Duke Energy Corp	17,194	2,127,758
Edison International	8,515	470,709
Entergy Corp	9,883	920,997
Evergy Inc	5,068	385,269
Eversource Energy	8,144	579,364
Exelon Corp	22,357	1,006,289
FirstEnergy Corp	11,380	521,432
Hawaiian Electric Industries Inc (b)	3,739	41,278
IDACORP Inc	1,200	158,580
MGE Energy Inc	799	67,260
NextEra Energy Inc	45,562	3,439,475
NRG Energy Inc	4,328	700,920
OGE Energy Corp	4,459	206,318
Oklo Inc Class A (b)	1,972	220,134
Otter Tail Corp	925	75,822
PG&E Corp	48,667	733,898
Pinnacle West Capital Corp	2,640	236,702
Portland General Electric Co	2,421	106,524
PPL Corp	16,393	609,164
Southern Co/The	24,309	2,303,764
TXNM Energy Inc	2,060	116,493
Xcel Energy Inc	12,770	1,029,901
		20,136,537
Gas Utilities - 0.1%
Atmos Energy Corp	3,521	601,211
Chesapeake Utilities Corp	543	73,137
MDU Resources Group Inc	4,493	80,020
National Fuel Gas Co	2,004	185,109
New Jersey Resources Corp	2,222	106,989
Northwest Natural Holding Co	895	40,212
ONE Gas Inc	1,325	107,246
Southwest Gas Holdings Inc	1,331	104,271
Spire Inc	1,304	106,302
UGI Corp	4,760	158,318
		1,562,815
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	15,784	207,717
Clearway Energy Inc Class A	2,389	64,336
Clearway Energy Inc Class C	335	9,464
Hallador Energy Co (b)	692	13,542
Ormat Technologies Inc	1,265	121,756
Talen Energy Corp (b)	1,007	428,358
Vistra Corp	7,510	1,471,360
		2,316,533
Multi-Utilities - 0.6%
Ameren Corp	5,973	623,462
Avista Corp	1,786	67,529
Black Hills Corp	1,600	98,544
CenterPoint Energy Inc	14,433	560,000
CMS Energy Corp	6,620	484,981
Consolidated Edison Inc	7,982	802,351
Dominion Energy Inc	18,878	1,154,767
DTE Energy Co	4,592	649,447
NiSource Inc	10,366	448,848
Northwestern Energy Group Inc	1,358	79,592
Public Service Enterprise Group Inc	11,050	922,233
Sempra	14,431	1,298,501
Unitil Corp	375	17,948
WEC Energy Group Inc	7,058	808,776
		8,016,979
Water Utilities - 0.0%
American States Water Co	858	62,909
American Water Works Co Inc	4,331	602,832
Cadiz Inc (b)	1,035	4,884
California Water Service Group	1,326	60,850
Consolidated Water Co Ltd	320	11,290
Essential Utilities Inc	5,705	227,630
H2O America	683	33,262
Middlesex Water Co	394	21,323
York Water Co/The	325	9,886
		1,034,866
TOTAL UTILITIES		33,067,730

TOTAL UNITED STATES		1,411,900,555
TOTAL COMMON STOCKS (Cost $868,556,806)		1,423,076,811

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $1,502,578)	4.15	1,510,000	1,502,754

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	27,396,544	27,402,023
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	9,891,400	9,892,389
TOTAL MONEY MARKET FUNDS (Cost $37,294,412)			37,294,412

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $907,353,796)	1,461,873,977
NET OTHER ASSETS (LIABILITIES) - (0.6)% (f)	(9,227,922)
NET ASSETS - 100.0%	1,452,646,055

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	19	12/19/2025	2,332,725	24,258	24,258
CME E-Mini S&P 500 Index Contracts (United States)	77	12/19/2025	25,944,188	282,545	282,545
CME E-Mini S&P MidCap 400 Index Contracts (United States)	5	12/19/2025	1,643,100	(10,185)	(10,185)

TOTAL FUTURES CONTRACTS					296,618
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,965 or 0.0% of net assets.

(f)	Includes $348,131 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,502,754.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,775,528.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,797,261	234,249,922	230,645,190	847,974	30	-	27,402,023	27,396,544	0.1%
Fidelity Securities Lending Cash Central Fund	10,316,295	35,098,511	35,522,417	71,068	-	-	9,892,389	9,891,400	0.0%
Total	34,113,556	269,348,433	266,167,607	919,042	30	-	37,294,412

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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